File No. 2-67464

811-3015

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

[X]	Registration Under the Securities Act of 1933

[ ]	Pre-Effective Amendment Number ____

[X]	Post-Effective Amendment Number 105

And/or

[X]	Registration Statement Under the Investment Company Act of 1940

[X]	Amendment No. 106

Ohio National Fund, Inc.

(Exact Name of Registrant)

One Financial Way

Montgomery, Ohio 45242

(Address of Principal Executive Offices)

(513) 794-6100

(Registrant’s Telephone Number)

Kimberly A. Plante, Secretary

Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde
Willkie Farr & Gallagher LLP
1875 K Street, N.W.

Washington, DC 20006-1238

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on July 28, 2023, pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a) of Rule 485

[ ]	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Ohio National Fund, Inc.

One Financial Way ● Montgomery, Ohio 45242 ● Telephone 800.366.6654

Ohio National Fund, Inc. (“Fund”) is a mutual fund with 25 separate investment portfolios. This Prospectus describes one (1) portfolio of the Fund (the “Portfolio”). The Fund’s investment adviser is Ohio National Investments, Inc. (the “Adviser”). Fund shares are offered only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”) and National Security Life and Annuity Company (“National Security”) and portfolios of the Fund in connection with ONLIC, ONLAC and National Security’s variable annuity contracts and variable life insurance policies. The separate accounts use Fund shares as the underlying investments for variable annuities and variable life insurance contracts issued by ONLIC, ONLAC and National Security. Some variable contracts do not permit allocations to the Portfolio. Your variable contract prospectus identifies the portfolios available under your contract.

An investment in the Portfolio through a variable contract is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus sets forth concisely the information about the Fund you need to know before you purchase an ONLIC, ONLAC or National Security variable contract. Keep this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

July 28, 2023

2

ON Fidelity Institutional AM® Equity Growth Portfolio

(formerly ON Janus Henderson Forty Portfolio)

Investment Objective

Seeks capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):	-

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	None
Other expense	0.14%
Total Annual Fund Operating Expenses*	0.82%

*	The expense information in the table has been restated to reflect current fees following a reduction in the management fee effective July 28, 2023.

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$84	$262	$455	$1,014

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to invest in common stocks of companies of any market capitalization that have above-average growth potential, measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks. The Portfolio may invest in securities of foreign issuers in addition to securities of domestic issuers.

The Portfolio is managed by FIAM LLC (“FIAM”) under a sub-advisory agreement with the Adviser. FIAM began managing the Portfolio in July 2023. In buying and selling securities for the Portfolio, FIAM relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. If FIAM’s strategies do not work as intended, the Portfolio may not achieve its objective.

3

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Large Capitalization Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small and Medium Capitalization Company Risk — Small and medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid than those of larger, better established companies. Small and medium capitalization companies are also sometimes more subject to failure.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

4

FIAM began sub-advising the Portfolio under its current strategy effective July 28, 2023. Prior to that, this Portfolio was sub-advised by Janus Henderson Investors U.S. LLC. Performance returns shown below for periods prior to July 28, 2023, are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 26.82%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -25.39%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022	1 Year	5 Years	10 Years
ON Fidelity Institutional AM® Equity Growth Portfolio	-33.92%	9.13%	12.49%
Russell 1000® Growth Index	-29.14%	10.96%	14.10%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. FIAM serves as the investment sub-adviser of the Portfolio. Asher Anolic and Jason Weiner, Portfolio Managers at FIAM, have been Co-Portfolio managers of the Portfolio since July 2023.

Purchase and Sale of Fund Shares

Shares of the Portfolio are offered only to separate accounts of insurance companies, which use the Portfolio shares as an underlying investment for variable annuities and variable life insurance contracts, and to portfolios of the Fund in connection with ONLIC, ONLAC and National Security’s variable annuity contracts and variable life insurance policies. You may select funds and make transfers among fund options as described in your variable contract prospectus. The separate accounts of the insurance companies may purchase and redeem Portfolio shares, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading. Please read your variable contract prospectus for more information about your variable contract.

Tax Information

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

5

ADDITIONAL INFORMATION ABOUT THE FUND

Information about the Fund and the Portfolio in addition to that included in the summary sections follows.

INVESTMENT OBJECTIVES

The investment objective of the Portfolio may be changed by the Board of Directors in the future without shareholder approval. Shareholders will be provided at least 60 days prior notice of any change in the Portfolio’s investment objective.

CERTAIN INVESTMENTS AND RELATED RISKS

The kinds of investments described on the following pages can be made by the Portfolio, except as otherwise indicated. These risk considerations and others are further explained in the Statement of Additional Information.

Primary Investments

The following investment policy is non-fundamental and can be changed by the Board of Directors without shareholder approval. However, shareholders will be provided at least 60 days prior notice of any change in this policy.

Under normal circumstances, the Portfolio invests at least 80% of net assets, plus borrowings for investment purposes, if any, in the type of securities reflected in its name and/or as described in its Principal Investment Strategies: Equity securities of companies of any market capitalization.

Temporary Defensive Measures

The Portfolio may invest in cash, short-term obligations and U.S. government securities for defensive purposes during times of unusual market or economic conditions or pending selection of securities in accordance with the Portfolio’s policies. When investing for defensive purposes, the Portfolio may not meet its investment objectives and may experience lower than expected returns. However, by maintaining defensive investment positions, the portfolio managers are attempting to minimize the losses that might be experienced if the Portfolio were invested in accordance with its investment objectives and policies. Frequent portfolio turnover may result in lower investment returns based on increased brokerage expenses.

Market Risk

A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Armed conflicts, the responses and sanctions by other countries and the potential for wider conflicts can have adverse effects on regional and global economies and may strain global supply chains and negatively impact global growth and inflation.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) resulted in significant disruptions to global business activity. A pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by infectious illness outbreaks may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of infectious illness outbreaks cannot be determined with certainty.

Portfolio Managers’ Determination to Sell a Security

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Smaller Capitalization Companies

For the Portfolio, “small capitalization” and “medium capitalization” is defined as provided in the summary disclosure earlier in this prospectus. Small and medium capitalization companies are collectively referred to herein as “smaller capitalization” companies. Market capitalization is the number of shares outstanding for a company multiplied by the price per share. These companies are often still in their developing stage. While the market capitalization of the companies may be defined as “small” or “medium” at the time of purchase, portfolio managers will often hold the security if they deem the company to still have growth potential, despite the fact their market capitalizations may have grown to exceed the generally defined limits of small capitalization companies. Smaller capitalization companies are often selected for investment in a portfolio because the Adviser or sub-adviser believes the companies can achieve rapid growth in sales, earnings and share prices. They often do not pay dividends.

6

Smaller companies usually present more share price volatility and risk than do larger, more established companies. Smaller and newer companies often have unproven track records, limited product lines, markets and financial resources. Their management often depends on one or a few key people. These factors also increase risk and make these companies more likely to fail than companies with larger market capitalizations. Smaller cap companies’ securities may be subject to more abrupt or erratic price changes than those of larger companies or the market averages. Often, there is less publicly available information for smaller companies than for larger ones. Smaller company securities are sometimes less liquid than those of larger companies. This is because they have fewer shares outstanding and they trade less often. That might make it harder for a portfolio to buy or sell significant amounts of a smaller company’s shares, or those transactions might impact the shares’ market prices unfavorably.

Foreign Investments

Foreign securities are securities of issuers based outside the United States. These include issuers:

●	that are organized under the laws of, or have a principal office in, another country; or

●	that have the principal trading market for their securities in another country; or

●	that derive, in their most current fiscal year, at least half of their total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Investments in foreign securities involve risks not normally associated with investing in domestic issuers. These include:

●	changes in currency rates;

●	currency exchange control regulations;

●	seizure or nationalization of companies or their assets;

●	political or economic instability;

●	unforeseen taxes, duties or tariffs;

●	difficulty in obtaining or interpreting financial information under foreign accounting standards;

●	trading in markets that are less efficient than in the U.S.;

●	lack of information regarding securities issuers;

●	imposition of legal restraints affecting investments (e.g. capital flow restrictions and repatriation restrictions);

●	reversion to closed markets or controlled economies;

●	national economies based on a few industries or dependent on revenue from certain commodities;

●	local economies and/or markets vulnerable to global conditions;

●	volatile inflation rates and debt burdens; and

●	less regulatory protection.

These factors may prevent the Portfolio or the Adviser from obtaining information concerning foreign issuers that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Many of these factors are more likely to occur in emerging or developing countries and may cause abrupt and severe price declines.

Generally, economic structures in emerging or developing countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Portfolio may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to meet cash obligations or take advantage of other investment opportunities.

7

These factors are generally less typical of the developed countries, although economic and financial difficulties in a number of countries in the European Union (EU) including certain countries within the EU that have adopted the euro (i.e., the Eurozone), could negatively affect the value of the Portfolio’s shares. A departure of a country from the EU or another trading union or bloc may have significant political and financial consequences for European markets and the broader global economy, including greater market volatility and illiquidity, currency fluctuations, and deterioration in economic activity. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility.

In selecting foreign investments, the Adviser and sub-adviser seek to minimize these risks. They select investments in securities appearing to have characteristics and qualities comparable to the kinds of domestic securities in which the Portfolio may invest.

The imposition of sanctions and compliance with those sanctions may impair the ability of the Portfolio to buy, sell, hold or deliver securities or other assets of the sanctioned company, including those listed on U.S. or other exchanges. This may adversely impact the Portfolio’s performance.

Foreign securities markets are not always open on the same days or at the same times as U.S. markets. As a result, the values of foreign securities might change on days or at times when the Portfolio’s shareholders cannot redeem shares.

Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Portfolio to make intended securities purchases or sales due to settlement problems could cause the portfolio to miss attractive investment opportunities or to incur losses.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

FUND MANAGEMENT

The Adviser is a wholly-owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”). The Adviser uses ONLIC’s investment personnel and administrative systems. That is to say the personnel of the Adviser are employees of ONLIC who provide investment services to the Adviser. The Adviser has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242. It has served as the Fund’s investment adviser since May 1996. Before that, the Fund’s investment adviser was O.N. Investment Management Company, an indirect wholly-owned subsidiary of ONLIC.

ONLIC provides its investment personnel, systems and related services to the Adviser at cost. This is done under a service agreement among ONLIC, the Adviser and the Fund. These services are paid for by the Adviser, not the Fund. The Adviser provides portfolio management, investment advice and administrative services to the Fund. This is done under an investment advisory agreement.

A discussion regarding the basis for the Board of Directors approval of the advisory agreement with respect to ON Fidelity Institutional AM® Equity Growth Portfolio will be available in the Fund’s Semiannual Report for the fiscal period ending June 30, 2023.

Investment Advisory Fees

As compensation for its services to the Fund, the Adviser receives monthly fees from the Fund at annual rates on the basis of a portfolio’s average daily net assets during the month for which the fees are paid.

8

In 2022, the Fund paid the Adviser at the following effective annualized rates on the average daily net assets with respect to the Portfolio: 0.73%

Management of Portfolios

The Fund’s SAI provides information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of the Fund’s shares.

FIAM LLC (“FIAM”) has managed the ON Fidelity Institutional AM® Equity Growth Portfolio since July 2023. The principal address of FIAM is 900 Salem Street, Smithfield, RI 02917. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. As of December 31, 2022, FIAM had approximately $152.3 billion in discretionary assets under management. Asher Anolic and Jason Weiner are co-portfolio managers of the ON Fidelity Institutional AM® Equity Growth Portfolio.

Asher Anolic is a Portfolio Manager. Since joining FIAM in 2008, Mr. Anolic has worked as an analyst and portfolio manager. Mr. Anolic earned his bachelor of arts degree in political science from Vassar College and his master of business administration degree from the Johnson Graduate School of Management at Cornell University.

Jason Weiner is a Portfolio Manager. Since joining FIAM in 1991, Mr. Weiner has worked as an analyst and portfolio manager. Mr. Weiner earned his bachelor of arts degree in political science from Swathmore College.

Sub-advisory Fees

As compensation for sub-advisory services, the Adviser pays fees to the sub-adviser. These fees are paid from the Adviser’s assets and do not affect the Portfolio’s expenses. The sub-advisory fees are calculated as a percentage of the Portfolio assets managed by the sub-adviser. In 2022, the Adviser paid the Portfolio’s previous sub-adviser at the following effective annualized rate on the average daily net assets: 0.39%

SELECTION OF SUB-ADVISERS

The Adviser selects sub-advisers for the Portfolio, subject to the approval of the Fund’s Board of Directors, including a majority of those directors who are not otherwise affiliated with the Fund or Adviser.

A discussion regarding the basis for the Board of Directors approval of the sub-advisory agreement with FIAM will be available in the Fund’s Semiannual Report for the fiscal period ending June 30, 2023.

The Securities and Exchange Commission (“SEC”) has issued an order to the Fund and Adviser permitting the Adviser, subject to the Fund Board’s oversight and approval, to enter into, materially amend and terminate sub-advisory agreements (other than sub-advisory agreements with affiliated sub-advisers) without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about that sub-adviser within 90 days of the change. The shareholders of each portfolio operating before May 1, 2002, have voted to approve this arrangement.

The Adviser monitors the compliance of sub-advisers with the investment objectives and policies of the Portfolio. The Adviser reviews the performance of each sub-adviser to assure continuing quality of performance. At least once each calendar quarter, the Adviser reports to the Fund’s Board of Directors regarding the performance and compliance of the sub-adviser.

PURCHASE AND REDEMPTION OF FUND SHARES

Fund shares are offered only to separate accounts of ONLIC, ONLAC and National Security in connection with their variable annuities and variable life insurance contracts and to portfolios of the Fund in connection with ONLIC, ONLAC and National Security’s variable annuities and variable life insurance contracts. You may select Fund portfolios as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the portfolios you select.

The net asset value of the Portfolio is computed by dividing the total market value of the securities in the Portfolio, plus any cash or other assets less all liabilities of the Portfolio, by the number of shares outstanding for that Portfolio. The Board of Directors has designated the Adviser as the Fund’s “valuation designee” and delegated to the Adviser, subject to the Board of Directors’ oversight, the responsibility for determining or causing to be determined the value of the Fund’s investments. The Fund’s assets are valued primarily on the basis of readily available market quotations. Certain short-term securities are valued on the basis of amortized cost. If the valuation designee determines that market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be fair valued by the valuation designee in good faith in accordance with the Fund’s fair value policies and procedures. A security’s valuation may differ depending on the method used for determining value. The effect of using such alternative methods for determining fair value is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the valuation designee believes reflects their fair value. This is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing.

9

The separate accounts of ONLIC, ONLAC and National Security purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of the Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If the Portfolio’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Portfolio’s investments may change on days when Portfolio shares cannot be purchased or redeemed.

Under normal and stressed circumstances, the Portfolio expects to make payment within one business day following a redemption request. Under normal and stressed circumstances, the Portfolio expects to meet redemption requests by using cash or cash equivalents in its portfolio or selling portfolio assets to generate cash.

The Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends or holidays; (b) an emergency exists, as determined by the SEC, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the SEC by order so permits for the protection of security holders of the Fund.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund, ONLIC, ONLAC and National Security discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the Portfolio can disrupt portfolio investment strategies and increase the Portfolio’s operating expenses. In addition, excessive trading can lower overall portfolio performance for long term investors, prevent portfolio manager from taking timely advantage of investment opportunities, and create liquidity risks for the Portfolio. Certain portfolios may be more susceptible to attempted market timing and excessive trading. Typically, portfolios holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Fund has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The Portfolio is not designed to accommodate excessive trading practices. The Fund, ONLIC, ONLAC and National Security reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been restricted or otherwise not honored by the insurance company. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing. The Fund’s Board of Directors has adopted these policies and procedures with respect to frequent purchases and redemptions.

The first time the contract owner is determined to have traded excessively, ONLIC, ONLAC or National Security will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, ONLIC, ONLAC or National Security will suspend some or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

Either ONLIC, ONLAC or National Security may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the Portfolio. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

10

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

●	The number of transfers made in a defined period;

●	The dollar amount of the transfer;

●	The total assets of the portfolios involved in the transfer;

●	The investment objectives of the particular portfolios involved in the transfers; and/or

●	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

The various contracts issued by ONLIC, ONLAC and National Security provide a transfer privilege among all of the products’ investment options, including the Fund. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if ONLIC, ONLAC, National Security or the Fund, believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Fund, ONLIC, ONLAC or National Security will be able to identify such contract owners or curtail their trading practices. However, the Portfolio is not designed to accommodate frequent purchase or redemption requests. The ability of ONLIC, ONLAC and National Security and the ability of the Fund to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Fund receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Fund may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted ONLIC, ONLAC, National Security or the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Portfolio seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Fund will not be subject to federal income tax. Each year the Fund distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Portfolio shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59½ may also be subject to a 10% penalty tax.

Ask your tax adviser for more information on your tax situation. The SAI also has more information regarding the tax status of the Portfolios.

INDEX DESCRIPTION

Provided below is the index used for comparative purposes with the performance of the Portfolio. The performance of the index does not reflect deductions for fees, expenses or taxes. An investor cannot invest directly in an index or average.

11

Russell 1000® Growth Index — The Russell 1000® Growth Index is a market-capitalization weighted index of those firms in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.

VOTING

Since shares of the Fund are only sold to the separate accounts of insurance companies and to portfolios of the Fund to fund variable products, the insurance companies will seek voting instructions from the underlying contract owners for any Fund votes. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in the Portfolio would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to members and incorporated by reference into the SAI. This should be read in conjunction with those financial statements.

12

FINANCIAL HIGHLIGHTS OF THE OHIO NATIONAL FUND, INC.

For the Five Years Ended December 31, 2022

Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year (millions)	Portfolio turnover rate
ON Fidelity Institutional AM® Equity Growth Portfolio
Year Ended December 31, 2022	$36.43	0.02	(11.42)	(11.40)	(23.84)	$1.19	(33.92)%	0.85%	(0.19)%	0.85%	$44.1	51%
Year Ended December 31, 2021	$35.13	(0.17)	7.07	6.90	(5.60)	$36.43	19.70%	0.78%	(0.33)%	0.78%	$142.2	31%
Year Ended December 31, 2020	$26.06	(0.08)	9.87	9.79	(0.72)	$35.13	37.87%	0.79%	(0.24)%	0.79%	$203.6	36%
Year Ended December 31, 2019	$20.97	–(a)	7.25	7.25	(2.16)	$26.06	34.89%	0.81%	–(a)	0.81%	$196.9	53%
Year Ended December 31, 2018	$19.93	(0.03)	1.07	1.04	–	$20.97	5.22%	0.87%	(0.15)%	0.87%	$149.3	48%

(a)	The absolute value of per share or ratio data is less than $0.005 per share, or 0.005%, respectively.

#	Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.

13

ADDITIONAL INFORMATION

Additional information about Ohio National Fund has been filed with the SEC in a Statement of Additional Information (“SAI”), dated July 28, 2023, which is incorporated herein by reference.

In addition, information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

The SAI, annual reports, and semi-annual reports are available upon request and without charge by calling 800.366.6654 or writing to the Fund at One Financial Way, Montgomery, Ohio 45242. You can review the SAI, annual reports, semi-annual reports and the current prospectus by logging onto our website at www.ohionational.com. You may also obtain copies of these documents by contacting the registered representative or broker-dealer who sold you your variable contract.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http:// www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Ohio National Fund, Inc.

Investment Company Act file number: 811-3015

1933 Act file number: 2-67464

14

Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

Telephone 800.366.6654

Statement of Additional Information

July 28, 2023

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectuses of Ohio National Fund, Inc. (the “Fund”) dated May 1, 2023 and July 28, 2023. References in this SAI to the Fund’s “prospectus” should be read to include all prospectuses offering the portfolios described herein.

The audited financial statements and the independent registered public accounting firm’s report in the Fund’s Annual Report to Shareholders, for the fiscal year ended December 31, 2022 are incorporated by reference (are legally part of this SAI).

To obtain a free copy of the Fund’s prospectus, write or call the Fund at the above address, or log onto our website at www.ohionational.com.

Fund History

The Fund is an open-end management investment company which currently offers shares on behalf of each of 25 Portfolios. Shares of the ON Bond Portfolio, the ON BlackRock Balanced Allocation Portfolio, the ON BlackRock Advantage International Equity Portfolio, the ON Fidelity Institutional AM® Equity Growth Portfolio, the ON AB Small Cap Portfolio, the ON AB Mid Cap Core Portfolio, the ON S&P 500® Index Portfolio, the ON Federated High Income Bond Portfolio, the ON BlackRock Advantage Large Cap Value Portfolio, the ON Nasdaq-100® Index Portfolio, the ON BlackRock Advantage Large Cap Core Portfolio, the ON BlackRock Advantage Small Cap Growth Portfolio, the ON S&P MidCap 400® Index Portfolio, the ON BlackRock Advantage Large Cap Growth Portfolio, the ON Risk Managed Balanced Portfolio, the ON Moderately Conservative Model Portfolio, the ON Balanced Model Portfolio, the ON Moderate Growth Model Portfolio, and the ON Growth Model Portfolio are offered by this SAI. The remaining 6 portfolios are offered by a separate SAI. Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is diversified. The ON Nasdaq-100® Index Portfolio operates as a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest, overall, in a smaller number of issuers than a diversified fund. For information regarding the portfolios not covered by this SAI, please call the Fund at 800.366.6654 or log onto our website at www.ohionational.com.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), National Security Life and Annuity Company (“NSLAC”) and portfolios of the Fund in connection with ONLIC, ONLAC and NSLAC’s variable annuity contracts and variable life insurance policies. In the future, Fund shares may be used for other purposes, but unless there is a change in applicable law, they will not be sold directly to the public.

The Fund is a Maryland corporation. It was created on November 2, 1982 when O.N. Fund, Inc. was merged into O.N. Market Yield Fund, Inc. The shares of O.N. Fund, Inc. were converted to an equal number of shares of the ON Equity Portfolio, all shares of O.N. Market Yield Fund, Inc. were converted into an equal number of shares of the Money Market Portfolio, and the ON Bond Portfolio was created. The Fund has since ceased its operation of the Money Market Portfolio. The remaining Portfolios were added later.

Effective August 23, 2019, the ON Equity Portfolio reorganized into the ON BlackRock Advantage Large Cap Core Portfolio, the ON Capital Appreciation Portfolio reorganized into the ON BlackRock Advantage Large Cap Core Portfolio, the ON ClearBridge Small Cap Portfolio reorganized into the ON BlackRock Advantage Small Cap Growth Portfolio and the ON ICON Balanced Portfolio reorganized into the ON BlackRock Balanced Allocation Portfolio. As a result, the ON Equity Portfolio, ON Capital Appreciation Portfolio, ON ClearBridge Small Cap Portfolio and ON ICON Balanced Portfolio terminated as series of the Fund.

Effective May 29, 2020, the ON Foreign Portfolio reorganized into the ON BlackRock Advantage International Equity Portfolio and as a result, the ON Foreign Portfolio terminated as a series of the Fund.

Effective December 4, 2020, the ON Conservative Model Portfolio reorganized into the ON Moderately Conservative Model Portfolio and as a result, the ON Conservative Model Portfolio terminated as a series of the Fund.

The Fund’s Portfolios covered by this SAI began at the following times:

ON Bond Portfolio	11/2/1982
ON BlackRock Balanced Allocation Portfolio	9/10/1984
ON BlackRock Advantage International Equity Portfolio	5/3/1993
ON Fidelity Institutional AM® Equity Growth Portfolio	3/31/1995
ON AB Small Cap Portfolio	1/3/1997
ON AB Mid Cap Core Portfolio	1/3/1997
ON S&P 500® Index Portfolio	1/3/1997
ON Federated High Income Bond Portfolio	5/1/1998
ON BlackRock Advantage Large Cap Value Portfolio	5/1/1998
ON Nasdaq-100® Index Portfolio	5/1/2000
ON BlackRock Advantage Large Cap Core Portfolio	5/1/2002
ON BlackRock Advantage Small Cap Growth Portfolio	5/1/2002
ON S&P MidCap 400® Index Portfolio	11/1/2005
ON BlackRock Advantage Large Cap Growth Portfolio	5/1/2007
ON Risk Managed Balanced Portfolio	5/1/2014
ON Moderately Conservative Model Portfolio	3/1/2017
ON Balanced Model Portfolio	3/1/2017
ON Moderate Growth Model Portfolio	3/1/2017
ON Growth Model Portfolio	3/1/2017

The investment and reinvestment of the assets of the ON Bond Portfolio and the fixed-income component of the ON BlackRock Balanced Allocation Portfolio are directed by the Fund’s investment adviser, Ohio National Investments, Inc. (the “Adviser” or “ONI”), a wholly-owned subsidiary of ONLIC. The principal business address of ONLIC, ONLAC and the Adviser is One Financial Way, Montgomery, Ohio 45242. That is also the address of the NSLAC administrative office. NSLAC’s home office is at 48 South Service Road, Suite 310, Melville, New York 11747.

The investment and reinvestment of the ON Fidelity Institutional AM® Equity Growth Portfolio assets are managed by FIAM LLC (“FIAM”), as sub-adviser. The principal business address of FIAM is 900 Salem Street, Smithfield, Rhode Island 02917.

The investment and reinvestment of ON S&P 500® Index Portfolio, ON S&P MidCap 400® Index Portfolio, and ON Nasdaq-100® Index Portfolio assets are managed by Geode Capital Management, LLC (“Geode”) as sub-adviser. The principal business address of Geode is 100 Summer Street, 12th Floor, Boston, Massachusetts 02110.

The investment and reinvestment of ON BlackRock Advantage Large Cap Core Portfolio, ON BlackRock Advantage Small Cap Growth Portfolio, ON BlackRock Advantage Large Cap Growth Portfolio, the equity component of the ON BlackRock Balanced Allocation Portfolio, ON BlackRock Advantage International Equity Portfolio and ON BlackRock Advantage Large Cap Value Portfolio assets are managed by BlackRock Investment Management, LLC (“BlackRock”) as sub-adviser. The principal business address of BlackRock is 1 University Square, Princeton, New Jersey 08540.

The investment and reinvestment of ON Federated High Income Bond Portfolio assets are managed by Federated Investment Management Company (“Federated Investment”) as sub-adviser. The principal business address of Federated Investment is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated Investment manages the Portfolio’s assets as sub-adviser, including buying and selling portfolio securities. Federated Advisory Services Company (“FASC”), an affiliate of Federated Investment, provides certain support services to Federated Investment. The fee for these services is paid by Federated Investment and not by the Fund. The address of FASC is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

The investment and reinvestment of ON Risk Managed Balanced Portfolio, ON AB Small Cap Portfolio and ON AB Mid Cap Core Portfolio assets are managed by AllianceBernstein L.P. (“AllianceBernstein”) as sub-adviser. The principal business address of AllianceBernstein is 501 Commerce Street, Nashville, Tennessee, 37203.

Interests in each Portfolio are represented by a separate class of the Fund’s capital stock, par value $1. Each class represents an undivided interest in the assets of the Portfolio corresponding to that class. All shares of each Portfolio have one vote per share and are freely transferable. When matters arise that affect only one Portfolio, shares of just that Portfolio are entitled to vote on those matters. Approval of certain matters by a vote of all Fund shareholders may not bind a Portfolio whose shareholders did not approve that matter.

Each share of each Portfolio may participate equally in the Portfolio’s dividends, distributions and net assets. The shares of each Portfolio, when issued, will be fully paid and non-assessable, have no preemptive, conversion, cumulative dividend or similar rights, and are freely transferable. Fund shares do not have cumulative voting rights. This means the holders of more than half of the Fund shares voting to elect directors can elect all the directors if they so choose. In that event, the holders of the remaining shares could not elect any directors.

All of the outstanding Fund shares are owned of record by ONLIC, ONLAC and NSLAC and are held in their various separate accounts. The shares held in connection with those separate accounts are voted by ONLIC, ONLAC or NSLAC in accordance with instructions received from the owners of variable contracts issued in connection with such separate accounts and persons receiving payments under the variable contracts. Fund shares attributable to contracts owned by ONLIC, ONLAC and NSLAC, and Fund shares not attributable to variable contracts, will be voted in proportion to instructions received from all variable contract owners.

State Street Bank and Trust Company is the Fund’s accounting agent and custodian for all Portfolios. It is located at 1100 Main Street, Suite 400, Kansas City, Missouri 64105. For assets held outside the United States, the custodian enters into subcustodial agreements.

Fund Performance

From time to time, the Fund’s affiliates may advertise the current yield, average annual total return and cumulative total returns for the Portfolios. The Fund’s affiliates might compare the results to other similar mutual funds or unmanaged indices. Management’s discussion and analysis of the Fund’s performance is included in the Fund’s most-recent annual report and is available for free upon request.

Total return for a Portfolio reflects the sum of all of its earnings plus any changes in the value of its assets, reduced by all expenses accrued during a measurement period. For this purpose, it is assumed that all dividends and capital gains distributions are reinvested. The average annual total return is expressed as a percentage of an amount invested for a one-year period. Each Portfolio’s average return is computed by a formula in which a hypothetical initial investment of $1,000 is equated to an ending redeemable value from the inception of the Portfolio for one-, five- and ten-year periods or from the Portfolio’s inception. Cumulative total return reflects a Portfolio’s aggregate performance, expressed as a dollar amount change, from the beginning to the end of the period.

Percentage changes in net asset value per share and total returns quoted for a Portfolio include the effect of deducting that Portfolio’s expenses, but do not include charges and expenses attributable to any particular insurance product. The amount by which variable annuity separate account charges and expenses would reduce the Fund’s total return may be demonstrated by comparing the Fund’s total return to that of the variable annuity separate account for the same period. Variable life insurance separate account charges vary significantly, depending upon a variety of demographic factors (such as age, sex and health status) and several contract-specific factors (such as stated amount of death benefit), but in all cases would have the result of lowering the total return from the Fund.

All performance quotations are based on historical investment performance and are not intended to indicate future performance.

The Fund’s affiliates may distribute sales literature comparing the performance of its Portfolios against the Consumer Price Index or established market indices such as the Standard & Poor’s 500® and MidCap 400® indices, one or more of Intercontinental Exchange's ICE BofA fixed income Indices, the Morgan Stanley Capital International Europe, Australia and Far East Index, the Russell 1000® Growth, 1000 Value®, 2000®, 2000® Growth or MidCap® Indices, the Nasdaq-100® Index, one or more Morningstar® Target Risk indices, or other management investment companies having investment objectives similar to the Portfolio being compared. These comparisons may include graphs, charts, tables or examples. The average annual total return and cumulative total returns for each Portfolio may also be advertised.

The Fund’s affiliates may also advertise the performance ratings or rankings assigned to certain Portfolios or their sub-advisers by various statistical services, including Morningstar, Inc. and Lipper Analytical Services, Inc., or as they appear in various publications including, but not limited to, The Wall Street Journal, Investors Business Daily, The New York Times, Barron’s, Forbes, Fortune, Business Week, Financial Services Week, Financial World, Kiplinger’s Personal Finance and Money Magazine.

The prospectuses set forth in tabular form, under the caption “Financial Highlights,” certain information concerning the Fund and its individual Portfolios. The following discussion describes the Fund’s policy with respect to each Portfolio’s turnover rate.

Portfolio Turnover

Each Portfolio has a different expected rate of portfolio turnover. However, the rate of portfolio turnover will not be a limiting factor when the management of the Fund deems it appropriate to purchase or sell securities for a Portfolio. Higher turnover rates are often reflected in higher portfolio brokerage expenses. The Fund’s policy with respect to each Portfolio is as follows:

ON Bond Portfolio - This Portfolio will engage in transactions when the Adviser believes that they will help to achieve the overall objectives of the Portfolio. Portfolio securities may or may not be held to maturity. The portfolio turnover rate will vary from time to time but is not expected to exceed 150% annually. The turnover rate for this Portfolio was 21% in 2022.

ON BlackRock Balanced Allocation Portfolio – On average, the Portfolio’s turnover rate is 100% to 200% of the average value of its Portfolio. The turnover rate for this Portfolio was 70% in 2022.

ON BlackRock Advantage International Equity Portfolio – On average, the Portfolio’s turnover rate is 150% to 200% of the average value of its Portfolio. The turnover rate for this Portfolio was 134% in 2022.

ON Fidelity Institutional AM® Equity Growth Portfolio - The turnover rate for this Portfolio can generally be expected to be 30% to 50% annually. The turnover rate for this Portfolio was 51% in 2022.

ON AB Small Cap Portfolio - The turnover rate for this Portfolio may exceed 100%. The turnover rate for this Portfolio was 58% in 2022.

ON AB Mid Cap Core Portfolio - The turnover rate for this Portfolio was 41% in 2022.

ON S&P 500® Index Portfolio - Securities held in this Portfolio generally will not be actively traded. Although it will often purchase fixed-income securities with relatively short maturities, those transactions are not expected to generate substantial brokerage commissions. The annual turnover rate is not normally expected to exceed 100%. The turnover rate for this Portfolio was 4% in 2022.

ON BlackRock Advantage Large Cap Value Portfolio - On average, the Portfolio’s turnover rate is 100% to 200% of the average value of its Portfolio. The turnover rate for this Portfolio was 94% in 2022.

ON Federated High Income Bond Portfolio - The portfolio turnover rate will vary from time to time, but it is not normally expected to exceed 100% for this Portfolio. The turnover rate for this Portfolio was 13% in 2022.

ON Nasdaq-100® Index Portfolio - Securities held in this Portfolio are generally only replaced when changes occur in the make-up of the Index or in order to more closely replicate the Index. The annual turnover rate is not normally expected to exceed 100%. The turnover rate for this Portfolio was 9% in 2022.

ON BlackRock Advantage Large Cap Core Portfolio - On average, the Portfolio’s turnover rate is 100% to 200% of the average value of its Portfolio. The turnover rate for this Portfolio was 90% in 2022.

ON BlackRock Advantage Small Cap Growth Portfolio - On average, the Portfolio’s turnover rate is 80% to 150% of the average value of its Portfolio. The turnover rate for this Portfolio was 49% in 2022.

ON S&P MidCap 400® Index Portfolio - Due to the passive investment strategy of the Portfolio, the rate of portfolio turnover may vary based on redemption requests. The turnover rate for this Portfolio was 26% in 2022.

ON BlackRock Advantage Large Cap Growth Portfolio – On average, the Portfolio’s turnover rate is 100% to 200% of the average value of its Portfolio. The turnover rate for this Portfolio was 135% in 2022.

ON Risk Managed Balanced Portfolio – The turnover rate for this Portfolio was 124% in 2022.

ON Moderately Conservative Model Portfolio – The turnover rate for this Portfolio was 29% in 2022.

ON Balanced Model Portfolio – The turnover rate for this Portfolio was 27% in 2022.

ON Moderate Growth Model Portfolio – The turnover rate for this Portfolio was 32% in 2022.

ON Growth Model Portfolio – The turnover rate for this Portfolio was 28% in 2022.

Investment Restrictions

Fundamental Investment Policies

The following is a complete list of the Fund’s fundamental investment restrictions. Fundamental policies may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund or a particular Portfolio, as appropriate. The Investment Company Act of 1940, as amended (the “1940 Act”), defines the vote of a majority of the outstanding voting securities of a fund to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding voting securities of the fund are represented or (ii) more than 50% of the outstanding voting securities of the fund. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a particular Portfolio, such matter shall be deemed to have been effectively acted upon with respect to such Portfolio if a majority of the outstanding voting securities of such Portfolio votes for the approval of such matter, notwithstanding (1) that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other Portfolio affected by such matter, and (2) that such matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund.

As a matter of fundamental policy, each Portfolio:

1.	Will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except as permitted by the Securities and Exchange Commission (“SEC”). This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

2.	Will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Portfolio's total assets at the time the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase transactions.

3.	Will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act, or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Portfolio from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

4.	Will not underwrite securities of other issuers, except to the extent that a Portfolio may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of Portfolio securities or when selling its own shares.

5.	Will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

6.	Will not make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning Portfolio securities.

7.	Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Non-Fundamental Investment Policy – All Portfolios

Each non-fundamental policy (whether for all Portfolios collectively or for a specific Portfolio individually) may be changed by the Fund’s Board of Directors (the “Board”) in the future without shareholder approval. As a matter of non-fundamental policy:

1.	Each Portfolio will not invest, in the aggregate, more than 15% of its net assets (10% in the case of ON Bond Portfolio and ON BlackRock Balanced Allocation Portfolio) in illiquid securities. However, if more than 15% (10% in the case of the ON Bond Portfolio and ON BlackRock Balanced Allocation Portfolio) of Portfolio assets (defined as net assets plus the amount of any borrowings for investment purposes) are illiquid, a Portfolio's investment adviser(s) will reduce illiquid assets such that they do not represent more than 15% of Portfolio assets (10% in the case of the ON Bond Portfolio and ON BlackRock Balanced Allocation Portfolio).

2.	Each Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in fundamental restriction (2) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Non-Fundamental Investment Policy – ON Bond Portfolio

As a matter of non-fundamental policy:

1.	The Portfolio will not sell securities short or purchase securities on margin. This limitation does not preclude the Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its Portfolio securities or depositing or paying initial or variation margin in connection with financial futures contracts, related options transactions or other permissible investments.

2.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in bonds.

Non-Fundamental Investment Policy – ON BlackRock Balanced Allocation Portfolio

As a matter of non-fundamental policy:

1.	The Portfolio will not sell securities short or purchase securities on margin. This limitation does not preclude the Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its Portfolio securities or depositing or paying initial or variation margin in connection with financial futures contracts, related options transactions or other permissible investments.

Non-Fundamental Investment Policies – ON BlackRock Advantage International Equity Portfolio

As a matter of non-fundamental policy:

1.	The Portfolio will not purchase any securities on margin. This limitation does not preclude the Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its Portfolio securities or depositing or paying initial or variation margin in connection with financial futures contracts, related options transactions or other permissible investments.

2.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in non-U.S. equity securities and equity-like instruments of companies included in or similar to those included in the MSCI EAFE Index (Net-USD).

Non-Fundamental Investment Policy – ON Fidelity Institutional AM® Equity Growth Portfolio

As a matter of non-fundamental policy:

1.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in equity securities of companies of any market capitalization.

Non-Fundamental Investment Policy – ON AB Small Cap Portfolio

As a matter of non-fundamental policy:

1.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in stocks of small capitalization companies.

Non-Fundamental Investment Policy – ON AB Mid Cap Core Portfolio

As a matter of non-fundamental policy:

1.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in stocks of medium capitalization companies.

Non-Fundamental Investment Policy – ON S&P 500® Index Portfolio

As a matter of non-fundamental policy:

1.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in common stocks and other securities of companies that are included in the S&P 500® Index.

Non-Fundamental Investment Policy – ON Federated High Income Bond Portfolio

As a matter of non-fundamental policy:

1.	The Portfolio will not purchase any securities on margin. This limitation does not preclude the Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its Portfolio securities or depositing or paying initial or variation margin in connection with financial futures contracts, related options transactions or other permissible investments.

2.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in lower-rated (BB or lower) corporate debt obligations commonly referred to as “junk bonds.”

Non-Fundamental Investment Policy – ON BlackRock Advantage Large Cap Value Portfolio

As a matter of non-fundamental policy:

1.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in common stocks of large capitalization value companies.

Non-Fundamental Investment Policy – ON Nasdaq-100® Index Portfolio

As a matter of non-fundamental policy:

1.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in common stocks of companies that are included in the Nasdaq-100® Index.

Non-Fundamental Investment Policy – ON BlackRock Advantage Large Cap Core Portfolio

As a matter of non-fundamental policy:

1.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in common stocks of large capitalization U.S. companies.

Non-Fundamental Investment Policy – ON BlackRock Advantage Small Cap Growth Portfolio

As a matter of non-fundamental policy:

1.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in stocks of small capitalization U.S. companies.

Non-Fundamental Investment Policy – ON S&P MidCap 400® Index Portfolio

As a matter of non-fundamental policy:

1.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in common stocks and other securities that are included in the S&P MidCap 400® Index.

Non-Fundamental Investment Policy – ON BlackRock Advantage Large Cap Growth Portfolio

As a matter of non-fundamental policy:

1.	Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in stocks of large capitalization U.S. companies.

Certain Investments and Risks

The following disclosures supplement the “Principal Investment Strategies,” “Principal Investment Risks” and “Certain Investments and Related Risks” information set forth in the prospectus, and such prospectus disclosure is incorporated herein by reference. The debt security ratings referred to in the prospectus in connection with the investment policies of the Portfolios are defined in the Appendix to this Statement of Additional Information.

Call Options and Put Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put has the right to sell, the underlying security at the exercise price during the option period.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500® Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

Regulation as a Commodity Pool Operator

The Fund, on behalf of each of its Portfolios, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

Options on Futures Contracts and Financial Indexes

Instead of entering into a financial futures contract, a Portfolio may buy and write options on futures contracts and financial indexes. A Portfolio may buy an option giving it the right to enter into such a contract at a future date. A Portfolio also may write an option giving another party the right to enter into such a contract at a future date. The price paid for such an option is called a premium. A Portfolio also may buy or write options on financial indexes that are traded on securities exchanges. Options on financial indexes react to changes in the value of the underlying index in the same way that options on financial futures contracts do. All settlements for options on financial indexes also are for cash. Financial futures contracts, options on such contracts and options on financial indexes may be used for hedging and investment purposes.

Margin Requirements for Futures Contacts

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits:

●	are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and

●	are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its FCM and the custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. The Adviser and sub-advisers attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.

Derivative Transactions

The SEC has adopted a new regulatory framework governing the use of derivatives by registered investment companies (“Rule 18f-4”). Effective August 19, 2022, Rule 18f-4 requires a Portfolio that qualifies as a “limited derivatives user” (generally, a Portfolio that limits the notional amount of its derivatives transactions to 10% or less of its net assets) to adopt and implement policies and procedures reasonably designed to manage the Portfolio’s derivatives risks, while a Portfolio that does not so qualify is required to adopt and implement a written derivatives risk management program and comply with a quantitative limit on the estimated potential risk of loss that the Portfolio incurs from its derivatives transactions. This new regulatory framework also eliminates the asset segregation and coverage framework previously used by the Portfolios to comply with Section 18 of the 1940 Act in connection with options and futures contracts and certain other financing transactions.

Foreign Currency Transactions

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The ON BlackRock Advantage International Equity Portfolio and ON Federated High Income Bond Portfolio may engage in such transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally, a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency.

At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Hybrid Instruments

Hybrid instruments are potentially high-risk derivatives. They can combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conversion terms of a security could be related to the market price of some commodity, currency or futures index. Hybrid instruments may bear interest or pay dividends at or below market or even relatively nominal rates. Under certain conditions, the redemption value of an investment could be zero.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not even own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Portfolio would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated derivative instruments that can take many forms. They are known by a variety of names including caps, floors, collars, interest rate swaps, credit default swaps, currency swaps, total return swaps, and volatility swaps.

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities in return for payments equal to a different fixed or floating rate, times the same principal amount, for a specified period. For example, a $10 million Secured Overnight Financing (“SOFR”) swap would require one party to pay to the other party the equivalent of the SOFR rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on a $10 million principal amount.

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Most swap agreements entered into by a Portfolio calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the custodian. A Portfolio will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Portfolio's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Portfolio's illiquid investment limitations. A Portfolio will not enter into any swap agreement unless the Adviser or sub-adviser believes that the other party to the transaction is creditworthy. A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Equity Securities

Equity securities include preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Warrants

Warrants are options to purchase common stock at a specific price. They are valid for a specific period of time. They usually sell at a premium above the market value of the optioned common stock. Warrants may have a life ranging from less than a year to twenty years or they may even be perpetual. However, after they expire they are worthless. If the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire as worthless. This increases the market risks of warrants as compared to the underlying security. Warrants have no voting rights, pay no dividends, and have no rights in the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Short Sales

Until a security borrowed in connection with a short sale (as described in the prospectus) is replaced, a Portfolio will be required to maintain daily a segregated account, containing cash or U.S. government securities, or other liquid securities to assure Portfolio performance to the short sale broker. The amount deposited in the account is in addition to the proceeds of the short sale, which are retained by the broker. A Portfolio may purchase call options to provide a hedge against an increase in the price of a security sold short. When a Portfolio purchases a call option, it has to pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by a Portfolio, the premium and the commission paid may be more than the amount of the brokerage commission charged if the security were to be purchased directly. In addition to the short sales discussed above, a Portfolio also may make short sales “against the box,” a transaction in which a Portfolio enters into a short sale of a security which the Portfolio owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Portfolio delivers the security to close the short position. A Portfolio receives the net proceeds from the short sale.

Borrowing Money

A Portfolio may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Portfolio. In addition, a Portfolio also may borrow from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Portfolio's total assets at the time the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase agreements. To the extent a Portfolio borrows, it may be subject to some additional costs and risks inherent in borrowing, such as reduced total return and increased volatility. Borrowing for investment purposes will result in leveraging of a Portfolio’s assets and may cause a Portfolio to liquidate portfolio positions when it would not be advantageous to do so. Interest paid on borrowed funds will not be available for investment and will reduce net income.

Zero-Coupon and Pay-in-kind Debt Securities

Zero-coupon securities (or “step ups”) in which a Portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Pay-in-kind securities make periodic interest payments in the form of additional securities (as opposed to cash). Zero-coupon and pay-in-kind securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Portfolio investing in zero-coupon and pay-in-kind securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Zero-coupon convertible securities are debt instruments issued at a discount to their face amount and convertible to common stock (see “Convertible Securities,” in the prospectus). These securities usually have put features giving the holder the opportunity to sell them back to the issuer at a stated price prior to maturity. The prices of zero-coupon convertible securities are generally more sensitive to interest rate fluctuations than are conventional convertible securities.

Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, federal income tax law requires zero-coupon holders to recognize accrued income prior to receipt of actual cash payment (i.e., at maturity). In order to avoid federal income tax liability and maintain its status as a regulated investment company, a Portfolio may have to sell these securities at disadvantageous times in order to generate cash for the distribution of accrued income.

When-Issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements in which the Portfolio buys securities for a set price, with payment and delivery of the securities scheduled for a future time. These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio. There are no fees or other expenses, other than normal transaction costs. However, the Portfolio must set aside enough of its liquid assets to pay for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled. No Portfolio will engage in when-issued and delayed delivery transactions to an extent that the portfolio would have to set aside more than 20% of the total value of its assets.

Master Limited Partnerships

The Portfolios may invest in master limited partnerships (“MLPs”), which are equity securities that are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. This pass through creates passive income or losses, along with dividend and investment income. MLPs’ investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

Investments in the equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the limited partners and the general partner, cash flow risks, dilution risks and risk related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold. In addition, there are certain tax risks associated with an investment in an MLP because, as a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate.

The Tax Cuts and Jobs Act generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the law does not include any provision for a regulated investment company to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in the Portfolio will not.

Over-the-Counter Securities

Over-the-counter (“OTC”) securities are securities traded in a manner other than on a traditional exchange such as the NYSE. OTC transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Securities traded in OTC markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by a Portfolio in over-the-counter transactions may include an undisclosed dealer markup. There can be no assurance that a Portfolio will be able to close out an OTC position at an advantageous time or price.

Initial Public Offerings

The effect of initial public offerings (“IPOs”) on Portfolio performance depends on such factors as the number of IPOs in which a Portfolio invested, whether and to what extent the IPOs appreciated in value, and the Portfolio’s asset base. There is no assurance that a Portfolio’s investments in IPOs, if any, will have a positive effect on performance.

Royalty Trusts

Royalty trusts are special purpose financing vehicles organized as investment trusts created to make investments in operating companies or their cash flows. Royalty trusts buy the right to the royalties on the production and sales of a natural resource company. Income and cash flows generated by a royalty trust are passed directly to investors in the form of dividends or the return of invested capital. The yield generated by a royalty trust is not guaranteed and could be volatile because developments in the oil, gas and natural resources markets will affect payouts. For example, the yield on an oil royalty trust can be affected by changes in production levels, natural resources, political and military developments, regulatory changes and conservation efforts. In addition, natural resources are depleting assets. Eventually, the income-producing ability of the royalty trust will be exhausted, at which point the trustees may choose to liquidate, or will attempt to raise or retain funds to make new acquisitions. The purchase of new assets can depress current income and increase the risk that the new property is of lower quality than the property held by the trust. Generally, higher yielding trusts have less time until depletion of proven reserves.

Exchange Traded Funds

Each Portfolio may invest in various exchange traded funds (“ETFs”). An ETF is a pooled investment vehicle with shares that trade intraday on stock exchanges at a market-determined price. Unlike a traditional mutual fund, investors cannot purchase or redeem shares directly from the ETF. Rather, investors may only buy and sell ETF shares on an exchange, much as they can buy or sell any listed equity security. The price of an ETF share on a stock exchange is influenced by the forces of supply and demand. While imbalances in supply and demand can cause the price of an ETF share to deviate from its NAV (that is, trade at a discount or premium to its NAV), substantial deviations tend to be short-lived for many ETFs.

Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

Index-based ETFs are designed to track the performance of specified market indexes. In some cases, an ETF may track a multiple of its index, an inverse of its index, or even a multiple inverse of its index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard & Poor’s Depositary Receipts are ETFs that track the S&P 500® Index. Sector ETFs track companies represented in related industries within a sector of the economy. International ETFs track a group of stocks from a specific country. ETFs also may hold a portfolio of debt securities. Because an index-based ETF may purchase, retain and sell securities at times when an actively managed fund would not do so, the Portfolio can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities. Certain funds may invest in actively managed ETFs. Actively managed ETFs do not seek to track the return of a particular market index. Instead, an actively managed ETF’s investment adviser, like that of an actively managed mutual fund, creates a unique mix of investments to meet a particular investment objective and policy.

The returns of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. A Portfolio will incur brokerage costs when it purchases ETFs.

Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Portfolios may invest in them to the extent consistent with the Fund’s investment objective, policies and restrictions.

Unless permitted by the 1940 Act, the Portfolios’ investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Portfolio to limit its investments in any one ETF to 5% of the Portfolio’s total assets and 3% of the outstanding voting securities of the ETF. Moreover, a Portfolio’s investments in all ETFs may not currently exceed 10% of the Portfolio’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations.

Investment Companies

The 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits a Portfolio’s investments in other investment companies to no more than 5% of the Portfolio’s total assets in any one investment company and no more than 10% in any combination of investment companies (except pursuant to certain rules under the 1940 Act). The 1940 Act further prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. However, the Portfolios may invest in investment companies beyond these general limits pursuant to certain provisions of, or rules under, the 1940 Act. The ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio and ON Growth Model Portfolio are known as “funds of funds” because they seek to achieve their investment objectives by investing in other mutual funds. The Portfolios may invest in affiliated and unaffiliated underlying funds. Rule 12d1-4 under the 1940 Act is designed to streamline and enhance the regulatory framework for funds of funds arrangements by permitting acquiring funds to invest in the securities of other registered investment companies beyond certain statutory limits, subject to certain conditions. In connection with Rule 12d1-4, the SEC rescinded Rule 12d1-2 under the 1940 Act and most fund of funds exemptive orders, effective January 19, 2022.

Mutual funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements, buying and selling futures contracts, illiquid and restricted securities and repurchase agreements, and borrowing or lending money and/or Portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities and instruments in which the mutual funds invest and the investment techniques they may employ. Mutual funds (including the underlying funds) may invest in securities or instruments other than those described in this SAI. Also, mutual funds charge fees and incur operating expenses.

A Portfolio may also invest in loan instruments, including trade finance loan instruments, and emerging market debt securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities. A Portfolio’s investment in the trade finance loan instruments through another investment company may expose the Portfolio to risks of loss after redemption. A Portfolio may also invest in such securities directly. These other investment companies are managed independently of the Portfolio and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.

Loans

Each Portfolio may invest in various commercial loans, including bridge loans, debtor-in-possession ("DIP") loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis.

Bridge Loans. Bridge loans are short-term loan arrangements typically made by a borrower in anticipation of receiving intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan increases the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest to senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans typically are structured as senior loans, but may be structured as junior loans. Investments in bridge loans subject the Portfolio to certain risks in addition to those described above. In addition, any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower's use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness.

DIP Loans. DIP loans are issued in connection with restructuring and refinancing transactions. DIP loans are loans to a debtor-in-possession in a proceeding under the U.S. bankruptcy code that have been approved by the bankruptcy court. DIP loans are typically fully secured by a lien on the debtor's otherwise unencumbered assets or secured by a junior lien on the debtor's encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP loans are often required to close with certainty and in a rapid manner to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. Investments in DIP loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. In the event of liquidation, the Portfolio's only recourse will be against the property securing the DIP loan.

Mezzanine Loans. Mezzanine loans are secured by the stock of the company that owns the assets acquired with the proceeds of the loan. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer's capital structure. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Because mezzanine loans typically are the most subordinated debt obligation in an issuer's capital structure, they are subject to the additional risk that the cash flow of the related borrower and any property securing the loan may be insufficient to repay the loan after the related borrower pays off any senior obligations. Mezzanine loans, which are usually issued in private placement transactions, may be considered illiquid. In addition, they are often used by smaller companies that may be highly leveraged, and in turn may be subject to a higher risk of default. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.

Mixed and Shared Funding

In the future, it could possibly be disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. ONLAC, NSLAC and the Fund do not currently foresee any such disadvantage. The Board will monitor events to identify any material conflict between variable life and variable annuity contract owners. If that happens, the Board will determine what action, if any, should be taken. This action could include the withdrawal of a separate account from participation in the Fund. Material conflicts could result from such things as:

●	changes in state insurance law;

●	changes in federal income tax law;

●	changes in the investment management of any Portfolio; or

●	differences between voting instructions given by variable life and variable annuity contract owners.

The Fund may be used in the future to support benefits under other types of contracts or for other purposes. Fund shares are not now, and without a change in applicable law will never be, offered directly to the public. ONLAC’s and NSLAC’s separate accounts are the sole Fund shareholders. ONLAC and NSLAC will vote the Fund shares attributable to your contracts as you direct.

Money Market Instruments

U.S. Government Obligations - Bills, notes, bonds and other debt securities issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, and Federal Home Loan Banks. Some obligations of U.S. Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuer. Certain of the foregoing may be purchased on a “when issued” basis at which time the rate of return will not have been set.

Certificates of Deposit - Certificates issued against funds deposited in a bank for a definite period of time, at a specified rate of return. Normally they are negotiable.

Bankers’ Acceptances - Short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

Commercial Paper - Promissory notes issued by corporations to finance their short-term credit needs. Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by the Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a master demand note arrangement, the Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower’s ability to pay principal and interest on demand. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Portfolio may invest in them only if at the time of an investment the issuer meets the criteria set forth above for all other commercial paper issuers. Such notes will be considered to have a maturity of the longer of the demand period or the period of the interest guarantee.

Repurchase Agreements - Under a repurchase agreement, a Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at a mutually agreed upon price and date. The seller is a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board. This may also be viewed as a loan of money by the Portfolio to the seller. The resale price is normally greater than the purchase price and reflects an agreed upon interest rate. The rate is effective for the period of time the Portfolio is invested in the agreement. It is not related to the coupon rate on the purchased security.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund enters into repurchase agreements only with financial institutions believed by the Adviser or sub-adviser to present minimal credit risks in accordance with criteria established by the Board. The Adviser and sub-advisers review and monitor the creditworthiness of sellers under the Board’s general supervision. The Fund only enters into repurchase agreements under master repurchase agreements that require that all transactions are fully collateralized and that the Fund have possession of the collateral. These agreements must also provide that the Fund will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the amount invested in each agreement. The Portfolio only pays for such securities upon physical delivery or evidence of book entry transfer to the account of the Fund’s custodian.

If the seller were to default, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines. A Portfolio might also incur disposition costs when liquidating the collateral. If the seller goes bankrupt, the Portfolio might have a delay in obtaining its collateral. The Portfolio would then have a loss if the collateral declines in value.

The period of these repurchase agreements is usually short, from overnight to one week. At no time will a Portfolio invest in repurchase agreements for more than one year. These transactions enable a Portfolio to earn a return on temporarily available cash.

Money Market Funds - Open-end management investment companies registered under the 1940 Act that are regulated as money market funds under Rule 2a-7 of the 1940 Act.

Corporate Obligations

Corporate obligations are bonds and notes issued by corporations in order to finance longer-term credit needs. They may include debt securities issued by U.S. banks and savings and loan associations which at the date of investment have capital, surplus and undivided profits as of their most recent financial statements in excess of $100 million.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, a Portfolio sells a debt security to a bank or broker-dealer. The Portfolio agrees to repurchase it at a mutually agreed upon time and price. The Portfolio retains record ownership of the security and the right to receive its interest and principal payments on the security. At the agreed upon future date, the Portfolio repurchases the security by paying back the proceeds previously received, plus interest. The difference between the amount the Portfolio receives for the security and the amount it pays on repurchase is deemed to be payment of interest. Until the Portfolio pays back the full amount, it maintains in a segregated custodial account assets with a value equal to the amount of the commitment to repurchase, including interest. In some agreements, there is no agreed-upon repurchase date and interest payments are calculated daily. These are often based on the prevailing overnight repurchase rate. The SEC views these transactions as collateralized borrowings by the Portfolio. The Portfolios must abide by their investment restrictions for borrowing money.

Leveraging (Borrowing for Investment Purposes)

The 1940 Act requires a Portfolio to maintain continuous asset coverage equal to three times the amount borrowed. Asset coverage means total assets including borrowings less liabilities exclusive of borrowings. If the asset coverage declines as a result of market fluctuations or other reasons, a Portfolio may have to sell some of its holdings within three days to reduce the debt and restore the asset coverage to the required three times. From an investment standpoint, it may hurt the Portfolio to sell securities then.

Borrowing may increase a Portfolio’s net income. However, it also adds risk. For example it may exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio’s securities. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio’s net income will be greater than if it had not borrowed. Conversely, if the income from the assets retained with borrowed funds does not cover the cost of borrowing, the net income of that Portfolio will be less than if borrowing were not used. Therefore, the amount available for distribution as dividends will be reduced. The Portfolios also may have to maintain minimum average balances in connection with borrowing or they may have to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

Cyber Security

With the increased use of technologies such as the Internet, the Fund’s business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect the Fund, Adviser, sub-advisers, intermediaries, or third party service providers whose operations may impact the Fund. It is possible that such an incident can result in financial losses, including but not limited to, losses arising from inability to process transactions, violations of privacy and other applicable laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may incur incremental costs to prevent cyber incidents in the future, which may result in a negative financial impact on the Fund and its shareholders. While the Fund and Adviser have established business continuity plans in the event of, and risk management systems to attempt to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that the Fund, Adviser, sub-advisers, intermediaries or third party service providers will avoid losses affecting the Fund due to cyber incidents or information security breaches in the future.

Risks Associated With the Investment Activities of Other Accounts

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser or any sub-advisers and accounts managed by affiliates of the Adviser or sub-advisers. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund’s ability to obtain or dispose of Portfolio securities.

Real Estate Investment Trusts

Real Estate Investment Trusts (“REITs”) lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Portfolio may invest in taxable municipal securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

To Be Announced Securities

As with other delayed delivery transactions, a seller agrees to deliver a To Be Announced Security (“TBA”) at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Portfolio agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Portfolio.

Portfolio Holdings Disclosure Policy

It is the policy of the Fund to publicly disclose holdings of all the Portfolios in accordance with regulatory requirements, such as in periodic Portfolio disclosure in filings with the SEC. Portfolio holding information is provided to the Fund’s service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities including, without limitation, the Fund’s custodians, fund accountants, fund administrators, investment adviser (and consultants, if any, used by the Adviser with respect to a Portfolio), sub-advisers, independent registered public accounting firm, proxy voting service, and attorneys, as well as its officers and directors, all of whom remain subject to duties of confidentiality, including a duty not to trade on nonpublic information, whether imposed by law or by contract.

Certain Portfolio information, such as top ten holdings (or, for Portfolios that invest primarily in underlying funds, a list of all underlying funds and/or top ten holdings of the underlying funds), sector holdings, and other Portfolio characteristics data may also be publicly disclosed via the Fund’s website or otherwise no sooner than 15 days following the last day each calendar month.

There are numerous mutual fund evaluation services that analyze the Portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services then distribute the results of their analysis to the public and/or to subscribers to their service. Also, there are third-party services that enable the Adviser (or any sub-adviser), to perform Portfolio analytics and reconciliations. These services must obtain data from the custodian(s) to supply timely, frequently updated holdings information to the Adviser (or any sub-adviser) for this limited purpose. In addition, there are third-party services that may be engaged to monitor and file class action claims for the Portfolios, and that must obtain daily holdings information from the custodian(s) for that purpose. The Fund may distribute (or authorize a service provider to distribute) Portfolio holdings to these mutual fund evaluation services and third party services before public disclosure is made, on an ongoing basis. These services sign a written confidentiality agreement that prohibits them from distributing Portfolio holdings or the results of their analyses to third-parties. No person receives any compensation for the disclosure of Portfolio holdings.

The Board has approved this portfolio holdings disclosure policy and must approve any material change to the policy. The Board oversees the monitoring of this policy, and exceptions to the policy must be approved by the Fund’s Chief Compliance Officer.

Management of the Fund

Directors and Officers of the Fund

The Board is responsible for overseeing the management of all the Fund’s Portfolios. The Board can amend the Fund’s By-laws, elect its officers, declare and pay dividends, and exercise all the Fund’s powers except those reserved to the shareholders.

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Independent Directors
Christopher A. Carlson Age 64	Chair, Director, Member of Audit and Independent Directors Committee	Indefinite; Since July 2020	President/Vice Chair (and other positions): Ohio National Financial Services (June, 1993 – December, 2018)	25	None
Geoffrey Keenan Age 65	Director, Member of Audit and Independent Directors Committees	Indefinite; Since January 2015	Executive Vice President, Asset Management Operations: Acrisure LLC (May 2021 – December 2021)	25	None
Madeleine W. Ludlow Age 68	Director, Chair of Audit Committee and Member of Independent Directors Committee	Indefinite; Since April 2012	Founder/Managing Director: West Capital Partners LLC (2010- present); General Partner: H Ventures (2020 – 2021); Director, ALLETE, Inc. (2004 – present)	25	Managing Director: West Capital Partners LLC; Director: ALLETE, Inc.
Lawrence L. Grypp Age 74	Lead Independent Director, Member of Audit and Independent Directors Committees	Indefinite; Since December 2016	Senior Business Advisor and Board Member (January 2018 – present); President: Goering Center for Family and Private Business (August 2008 – December 2017)	25	None
Julia W. Poston Age 63	Director, Member of Audit and Independent Directors Comittees	Indefinite; Since October 2022	Partner: Ernst & Young LLP (June 2002 – June 2020)	25	Independent Trustee: James Advantage Funds; Director: Al. Neyer Corp.; Director: Master Chemical Corporation

[1]	The mailing address of each Officer and Director is: c/o Ohio National Fund, Inc. One Financial Way, Montgomery, Ohio 45242.

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Officers
Thomas G. Mooney Age 41	Interim President	Indefinite; Since March 2023	Vice President: ONI (February 2023 – Present); Mutual Fund Analyst Officer: ONLIC (February 2023 – Present); Fund Evaluation Analyst: ONLIC (July 2022 – February 2023); Full-time Parent (November 2017 – July 2022); Product Manager, Investment Products: Touchstone Mutual Funds (November 2013 – November 2017)	NA	NA
Keith Dwyer Age 50	Chief Compliance Officer	Indefinite; Since November 2015	Chief Compliance Officer, Separate Accounts: ONLIC (November 2015 – present); Vice President, Fund Compliance: ONLIC (December 2020 – present);- Second Vice President, Fund Compliance: ONLIC (August 2016 – December 2020); Chief Compliance Officer: ONI and other Ohio National-affiliated companies (August 2016 - present); Chief Compliance Officer: Fiduciary Capital Management ("FCM") (August 2016 – December 2017)	NA	NA
R. Todd Brockman Age 54	Treasurer	Indefinite; Since August 2004	Vice President, Mutual Fund Operations: ONLIC and NSLAC (February 2014-present); Treasurer: ONI (August 2004 - present)	NA	NA
Kimberly A. Plante Age 49	Secretary	Indefinite; Since March 2005	Vice President and General Counsel: ONLIC (December 2022- present; Vice President and Counsel: ONLIC (November 2017- December 2022); Second Vice President and Counsel: ONLIC (January 2016-November 2017); Secretary: ONI; Officer of various other Ohio National-affiliated companies (March 2005 – present)	NA	NA
Daniel P. Leming Age 38	Operations Officer and Assistant Treasurer	Indefinite; Since March 2016	Assistant Vice President, Mutual Fund Operations: ONLIC (December 2020 – present); Director, Fund Operations and Analysis: ONLIC (July 2018 - present); Assistant Director, Fund Operations and Analysis: ONLIC (December 2016 – June 2018)	NA	NA

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Timothy A. Abbott Age 51	Assistant Secretary	Indefinite; Since February 2022	Assistant Counsel: ONLIC (February 2023-present); Senior Attorney: ONLIC (March 2021– February 2023); Compliance Consultant: ONLIC (January 2017 – March 2021); Officer of various other Ohio National-affiliated companies (June 2021 – present)	NA	NA
Matthew J. Donlan Age 32	Financial Reporting Officer	Indefinite; Since February 2023	Director, Mutual Fund Reporting: ONLIC (June 2021 – Present); Assistant Director, Mutual Fund Financial Reporting: ONLIC (January 2020 – June 2021); Mutual Fund Reporting Manager: ONLIC (May 2017 – December 2019)	NA	NA

Qualifications of the Board of Directors. The Board has concluded that, based on each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors, each Director should serve as a Director. Among other attributes common to all Directors is their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Fund, and to exercise reasonable business judgment in the performance of their duties as Directors. In addition, the Board has taken into account the actual service and commitment of the Directors during their tenure in concluding that each should continue to serve. A Director’s ability to perform his or her duties effectively may have been attained through a Director’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Director of the Fund, other mutual funds, public or private companies, non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each Director that led the Board to conclude that he should serve as a Director.

Ms. Ludlow has extensive business and financial industry experience, including serving as the founder, president, chief executive officer, chief financial officer or treasurer of several operating companies and serving as a trustee or director of several public and non-profit organizations. Mr. Keenan has extensive business and financial industry experience, including serving as an executive vice president and chief operating officer of a registered investment adviser. Mr. Grypp has several years of experience in the financial industry including serving as president and chief executive officer of two major life insurance companies and serving as Chair of two national investment broker dealers. Previously, he was the chair of an investment committee of a premier health care provider in Ohio. Mr. Carlson has over 26 years of experience with ONLIC, including 12 years as Chief Investment Officer, and has extensive experience in the industry. Previously, he was the President of the Adviser and the Fund. Ms. Poston has extensive financial industry experience, having served as Audit Partner and Office Managing Partner with registered public accounting firms, and currently serves as an independent trustee for another registered fund and as a director for other operating companies.

Specific details about each Director’s professional experience appear in the professional biography tables above.

Structure and Oversight

Board Structure. Christopher Carlson currently serves as Chair. Independent Directors exercise their informed business judgment to appoint an individual of their choosing to serve as Chair. The Chair develops the agenda of each meeting together with management; and chairs the meetings of the Independent Directors. The Chair may also perform such other functions as may be delegated by the Board from time to time. The Directors have determined that the Board’s leadership structure is appropriate given the Fund’s characteristics and circumstances.

In addition, the Directors have appointed Lawrence L. Grypp as Lead Independent Director. The Lead Independent Director acts as a liaison between the Independent Directors and management with respect to matters important to the Independent Directors. The Lead Independent Director is responsible for coordinating the activities of the Independent Directors, including calling regular meetings and executive sessions of the Independent Directors; developing the agenda of each meeting together with the Chair and management; and chairing the meetings of the Independent Directors. The Chair and Lead Independent Director may also perform such other functions as may be delegated by the Board from time to time. The Directors have determined that the Board’s leadership structure is appropriate given the Fund’s characteristics and circumstances.

Risk Oversight. Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Fund. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Adviser, sub-advisers, the Fund’s Chief Compliance Officer, the Fund’s independent registered public accounting firm and Independent Directors’ counsel, as appropriate, regarding risks faced by the Fund and the risk management programs of the Adviser and certain service providers. The full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from the Fund’s Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Fund’s Chief Compliance Officer also meets at least quarterly in executive session with the Independent Directors. The actual day-to-day risk management with respect to the Fund resides with the Adviser, sub-advisers and other service providers to the Fund. Although the risk management policies of the Adviser, sub-advisers and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. The Board met six times in 2022.

Committees. The Board has no special nominating or compensation committees. These functions are the responsibility of the Board’s Independent Directors Committee. The Independent Directors Committee meets periodically with the Independent Directors’ own independent legal counsel to review matters of Fund governance. The Independent Directors also review investment advisory agreements and sub -advisory agreements before the Fund or Adviser enters into those agreements and at least once each year to consider whether or not those agreements should be continued. The Independent Directors Committee held four regularly-scheduled meetings in 2022. All members attended those meetings. In addition to their formal committee meetings, the Independent Directors and their independent legal counsel confer informally from time to time to discuss issues related to the responsibilities of the Independent Directors.

The Independent Directors also constitute the Board’s Audit Committee. The Audit Committee is responsible for recommending to the entire Board the engagement or discharge of the Fund’s independent registered public accounting firm. The Audit Committee meets at least twice a year with the independent registered public accounting firm to review the results of the auditing engagement and to discuss the independent registered public accounting firm’s audit plan for the next ensuing year-end audit of the Fund’s financial reports. The Audit Committee met four times in 2022. The Audit Committee has elected Ms. Ludlow as its Chair. Ms. Ludlow has been designated by the Board as an “Audit Committee financial expert.”

Director Ownership in the Fund

None of the Directors directly owns shares of the Fund. As of December 31, 2022, with the exception of Mr. Carlson, the Directors owned no variable contracts issued by Ohio National that would entitle them to give voting instructions with respect to any of the outstanding shares of the Fund. The following table shows the dollar range of the shares beneficially owned by each Director, including Mr. Carlson, as of December 31, 2022:

Director	Dollar Range of Beneficial Ownership of the Fund as of December 31, 2022	Aggregate Dollar Amount of all Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies as of December 31, 2022
Independent Directors
Christopher A. Carlson	over $100,000	over $100,000
Madeleine W. Ludlow	None	None
Lawrence L. Grypp	None	None

Director	Dollar Range of Beneficial Ownership of the Fund as of December 31, 2022	Aggregate Dollar Amount of all Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies as of December 31, 2022
Geoffrey Keenan	None	None
Julia W. Poston	None	None

Ownership of Securities of the Adviser and Related Companies

As of December 31, 2022, no Independent Directors nor any of their immediate family members owned, beneficially or of record, securities of the Adviser, any sub-adviser, the distributor, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with the Adviser, any sub-adviser or the distributor.

Compensation of Directors

Directors were compensated as follows in 2022:

Director	Aggregate Compensation From the Fund
George M. Vredeveld*	$165,000
Madeleine W. Ludlow	$172,500
Lawrence L. Grypp	$165,000
Geoffrey Keenan	$165,000
Christopher A. Carlson	$182,500
Julia W. Poston	$ 41,250

*	Mr. Vredeveld retired from the Board as of December 31, 2022.

Officers of the Fund who are employees or officers of the Adviser, ONLIC, ONLAC or NSLAC receive no compensation from the Fund. The Fund has no pension, retirement or deferred compensation plan for its directors or officers.

Codes of Ethics

The Fund and the Adviser have adopted codes of ethics under Rule 17j-1 of the 1940 Act (and the Adviser has adopted a Code of Ethics under Rule 204A-1 under the Investment Advisers Act, as amended). These codes restrict Directors, employees and officers of the Fund, the Adviser and their affiliates from knowingly purchasing or selling (for their own accounts) any securities during a period within seven days of the Fund’s purchase or sale of such security. Pursuant to the Sarbanes-Oxley Act of 2002, the Fund has also adopted a Code of Ethics for the Fund’s President (the principal executive officer) and Treasurer (the principal financial and accounting officer).

Proxy Voting Policies

The Board has delegated authority to the Adviser to vote proxies relating to the securities owned by the Fund in accordance with policies and procedures established by the Board, subject to the continued review and oversight of the Board.

The Adviser has established a Proxy Committee to implement these policies, and to develop and maintain the Adviser’s Proxy Voting Guidelines, which are also approved by the Board. Pursuant to the Fund’s policies, the Proxy Committee makes the decision whether to vote on a proposal and, if so, how to vote.

The Proxy Voting Guidelines, and the Fund’s policies, require proxy voting only for proposals that the Adviser believes may have an impact on the long term economic value of the securities involved, or may otherwise affect the interests of the Fund’s shareholders and underlying contract owners. The Board has instructed the Adviser that it is not necessary to vote all proxies, and has given the Adviser the discretion to limit voting to those proxy proposals that the Adviser believes may have such an impact. Generally, such proposals would include proposals that affect a company’s capital structure (such as mergers, acquisitions and corporate restructurings), affect voting rights or preferences, involve shareholder rights plans or other anti-takeover proposals, involve authorization of additional capital or debt, or involve equity compensation plans. Some of these proposals may require case-by-case consideration by the Proxy Committee, as they are more subjective in nature and the committee’s decisions could be dependent on specific facts and circumstances.

The Board has authorized the Fund to engage Glass Lewis & Co. to obtain, vote, and record proxies in accordance with the approved Proxy Voting Guidelines. For proxy proposals that require case-by-case direction from the Proxy Committee, due to their non-routine, complex, or subjective nature, Glass Lewis & Co. provides the Proxy Committee with research and analysis that it has obtained or formulated. The Proxy Committee may use such information, along with other sources of information, for guidance in making its voting decisions. To the extent the Adviser chooses to vote on proxy proposals on matters that are clearly defined and directed by objective and observable parameters as prescribed by the Proxy Voting Guidelines, Glass Lewis & Co. is given discretion by the Adviser to vote without further guidance from the Proxy Committee.

In all cases, the Proxy Committee and Adviser are obligated to vote in the interests of shareholders and underlying contract owners. If a potential conflict arises between the interests of the Adviser (or members of the Proxy Committee) and those of the shareholders and underlying contract owners, the Proxy Committee will refer the issue to the Board to decide whether to vote and how to vote. The committee may also refer issues to the Board whenever the committee sees fit or when a majority of the committee is unable to resolve an issue.

To obtain information about how the Adviser voted with respect to a security held by the Fund during the most recent 12 months ended June 30, or a copy of the Fund’s Proxy Voting Guidelines, send a written request to:

R. Todd Brockman, Treasurer

Ohio National Investments, Inc.

One Financial Way Montgomery, Ohio 45242

You may also obtain this information by calling the Fund at 800-366-6654 or by logging on to the SEC’s website at www.sec.gov

Shareholders’ Meetings

The Fund’s by-laws do not require that shareholders meetings be held except when matters occur that require shareholder approval. Such matters include election of directors, approval of certain investment advisory and sub-advisory agreements, and approval of fundamental investment policies and restrictions.

Investment Advisory and Other Services

The Adviser is an Ohio corporation organized on January 17, 1996 to provide investment advice and management services to funds affiliated with ONLIC. The Adviser is a wholly-owned subsidiary of ONLIC. The Adviser uses ONLIC’s investment personnel and administrative systems.

The Adviser regularly furnishes to the Board recommendations with respect to an investment program consistent with the investment policies of each Portfolio. Upon approval of an investment program by the Board, the Adviser or sub-adviser implements the program by placing the orders for the purchase and sale of securities.

The Adviser’s services are provided under an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, the Adviser provides personnel, including executive officers, for the Fund. The Adviser also furnishes at its own expense or pays the expenses of the Fund for clerical and related administrative services, (other than those provided by agreement with State Street Bank), office space, and other facilities. The Fund pays corporate expenses incurred in its operations, including, among others, local income, franchise, issuance or other taxes; certain printing costs; brokerage commissions on Portfolio transactions; custodial and transfer agent fees; auditing and legal expenses; and expenses relating to registration of its shares for sale and shareholders’ meetings.

As compensation for its services, the Adviser receives from the Fund annual fees on the basis of each Portfolio’s average daily net assets during the month for which the fees are paid based on the following schedule:

ON Bond Portfolio	ON BlackRock Advantage Large Cap Value Portfolio
0.60% of first $100 million	0.67% of first $500 million
0.50% of next $150 million	0.65% over $500 million
0.45% of next $250 million
0.40% of next $500 million	ON Nasdaq-100® Index Portfolio
0.30% of next $1 billion	0.40% of first $100 million
0.25% over $2 billion	0.35% of next $150 million
0.33% over $250 million
ON BlackRock Balanced Allocation Portfolio
0.58% of first $100 million	ON BlackRock Advantage Large Cap Core Portfolio
0.50% of next $150 million	0.64% of first $500 million
0.45% of next $250 million	0.62% over $500 million
0.40% of next $500 million
0.30% of next $1 billion	ON BlackRock Advantage Small Cap Growth Portfolio
0.25% over $2 billion	0.78% of first $100 million
0.75% of next $400 million
ON BlackRock Advantage International Equity Portfolio	0.70% over $500 million
0.72% of first $200 million
0.70% of next $800 million	ON S&P MidCap 400® Index Portfolio
0.66% over $1 billion	0.40% of first $100 million
0.35% of next $150 million
ON Fidelity Institutional AM® Equity Growth Portfolio	0.33% over $250 million
0.68% of first $100 million
0.65% over $100 million	ON BlackRock Advantage Large Cap Growth Portfolio
0.66% of first $500 million
0.64% over $500 million
ON AB Small Cap Portfolio
0.73% of first $400 million	ON Risk Managed Balanced Portfolio
0.675% of next $200 million	0.88% of first $500 million
0.63% over $600 million	0.74% of next $1.3 billion
0.72% over $1.8 billion
ON AB Mid Cap Core Portfolio
0.715% of first $100 million	ON Moderately Conservative Model Portfolio
0.71% of next $200 million	0.40% of all net assets
0.69% of next $200 million
0.66% over $500 million	ON Balanced Model Portfolio
0.40% of all net assets

ON S&P 500® Index Portfolio	ON Moderate Growth Model Portfolio
0.40% of first $100 million	0.40% of all net assets
0.35% of next $150 million
0.33% over $250 million	ON Growth Model Portfolio
0.40% of all net assets
ON Federated High Income Bond Portfolio
0.75% of first $75 million
0.70% of next $75 million
0.65% of next $75 million
0.60% over $225 million

Under the Investment Advisory Agreement, the Fund authorizes the Adviser to retain sub-advisers for the Portfolios. The Adviser has engaged a sub-adviser for each of the ON BlackRock Advantage International Equity Portfolio, ON Fidelity Institutional AM® Equity Growth Portfolio, ON AB Small Cap Portfolio, ON AB Mid Cap Core Portfolio, ON S&P 500® Index Portfolio, ON Federated High Income Bond Portfolio, ON BlackRock Advantage Large Cap Value Portfolio, ON Nasdaq-100® Index Portfolio, ON BlackRock Advantage Large Cap Core Portfolio, ON BlackRock Advantage Large Cap Growth Portfolio, ON BlackRock Advantage Small Cap Growth Portfolio, ON S&P MidCap 400® Index Portfolio, ON Risk Managed Balanced Portfolio, and the equity component of the ON BlackRock Balanced Allocation Portfolio subject to the approval of the Board. The Adviser has entered into Sub-Advisory Agreements with FIAM, Geode, Federated Investment, BlackRock and AllianceBernstein as the case may be, to manage the investment and reinvestment of those Portfolios’ assets, subject to the supervision of the Adviser. As compensation for their services the Adviser pays:

ON BlackRock Balanced Allocation Portfolio (BlackRock)	ON BlackRock Advantage Large Cap Value Portfolio (BlackRock)
0.20% of first $500 million+	0.20% of first $500 million+
0.18% over $500 million+	0.18% over $500 million+

ON BlackRock Advantage International Equity Portfolio (BlackRock)	ON Nasdaq-100® Index Portfolio* (Geode)
0.32% of first $200 million	0.05% of first $100 million
0.30% over $200 million	0.04% of next $150 million
0.03% over $250 million

ON Fidelity Institutional AM® Equity Growth Portfolio (FIAM)	ON BlackRock Advantage Large Cap Core Portfolio (BlackRock)
0.30% of first $100 million	0.20% of first $500 million+
0.27% over $100 million	0.18% over $500 million+

ON BlackRock Advantage Small Cap Growth Portfolio
ON AB Small Cap Portfolio	(BlackRock)
(AllianceBernstein)	0.40% of first $250 million
0.32% of first $400 million	0.35% over $250 million
0.29% of next $200 million
0.255% over $600 million	ON S&P MidCap 400® Index Portfolio* (Geode)
ON AB Mid Cap Core Portfolio (AllianceBernstein)	0.039% of first $100 million 0.038% of next $150 million
0.28% of first $100 million	0.037% of next $250 million
0.27% of next $200 million	0.036% of next $500 million
0.265% of next $200 million	0.035% over $1 billion
0.26% over $500 million
ON BlackRock Advantage Large Cap Growth Portfolio
ON S&P 500® Index Portfolio*	(BlackRock)
(Geode)	0.20% of first $500 million+
0.01% of the average daily net assets	0.18% over $500 million+

ON Federated High Income Bond Portfolio (Federated Investment)	ON Risk Managed Balanced Portfolio (AllianceBernstein)
0.50% of first $30 million	0.50% of first $400 million
0.40% of next $20 million	0.40% of next $800 million
0.30% of next $25 million	0.30% over $1.2 billion
0.25% over $75 million

*	Subject to a cumulative annual minimum of $150,000 for all Portfolios sub-advised by Geode.

+	Of the combined average daily net assets of the ON BlackRock Advantage Large Cap Core Portfolio, ON BlackRock Advantage Large Cap Growth Portfolio, ON BlackRock Advantage Large Cap Value Portfolio and the portion of the ON BlackRock Balanced Allocation Portfolio which is managed by BlackRock.

The following investment advisory fees from each of the Fund’s Portfolios were paid to the Adviser for each of the indicated years, ended December 31:

	2022	2021	2020
ON Bond Portfolio	1,235,269	1,497,954	1,487,870
ON BlackRock Balanced Allocation Portfolio	2,275,975	2,632,446	2,497,090
ON BlackRock Advantage International Equity Portfolio	2,950,206	3,609,129	3,183,550
ON Fidelity Institutional AM® Equity Growth Portfolio	621,337	1,328,465	1,338,550
ON AB Small Cap Portfolio	937,969	1,324,093	1,282,182
ON AB Mid Cap Core Portfolio	600,546	813,513	840,490
ON S&P 500® Index Portfolio	3,738,080	4,348,792	3,823,791
ON Federated High Income Bond Portfolio	1,026,612	1,240,293	1,249,784
ON BlackRock Advantage Large Cap Value Portfolio	1,802,169	2,284,779	1,948,324
ON Nasdaq-100® Index Portfolio	957,820	1,340,508	1,266,460
ON BlackRock Advantage Large Cap Core Portfolio	2,267,545	2,766,912	2,520,166
ON BlackRock Advantage Small Cap Growth Portfolio	1,173,261	1,563,839	1,435,187
ON S&P MidCap 400® Index Portfolio	1,290,313	1,551,475	1,412,352
ON BlackRock Advantage Large Cap Growth Portfolio	822,522	678,022	703,332
ON Risk Managed Balanced Portfolio	7,178,009	3,939,091	3,595,387
ON Moderately Conservative Model Portfolio*	954,089	1,175,021	715,423
ON Balanced Model Portfolio*	3,558,788	4,489,849	3,760,177
ON Moderate Growth Model Portfolio*	6,454,498	7,984,978	7,064,214
ON Growth Model Portfolio*	1,458,557	1,805,950	1,531,114
Total	$41,303,565	$46,375,109	$41,655,443

*	The following additional amounts were earned but waived by the Adviser as described below:

	2022	2021	2020
ON Growth Model Portfolio*	–	–	$55,388
ON Moderate Growth Model Portfolio*	–	–	$163,559
ON Balanced Model Portfolio*	–	$137,994	$416,068
ON Moderately Conservative Model Portfolio*	–	$64,732	$162,366

*	The Adviser has contractually agreed (the “Fee Waiver Agreement”) to make payments (by waiving management fees and/or reimbursing expenses of the Fund) to the extent necessary to maintain the total annual fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree have not been incurred in the ordinary course of the Portfolio’s business) at no more than the following rates listed below as described in the Fee Waiver Agreement:

ON Balanced Model Portfolio	1.00%
ON Moderately Conservative Model Portfolio	1.00%

*	The Fee Waiver Agreement will continue at least through April 30, 2024. The Fee Waiver Agreement may only be terminated with the consent of the Board. Under the Fee Waiver Agreement, the Adviser may waive fees or reimburse expenses. Under the Fee Waiver Agreement, the Adviser is entitled to reimbursement of any excess expense payments paid by it in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement.

The Investment Advisory Agreement also provides that if the total expenses applicable to any Portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest and the investment advisory fee) exceed 1%, on an annualized basis, of such Portfolio’s average daily net asset value, the Adviser will pay such expenses. For 2022, the Advisor paid no such fees.

Under a Service Agreement among the Fund, the Adviser and ONLIC, ONLIC has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLIC for its expenses in this regard.

The Board and the shareholders of the respective Portfolios initially voted to approve the current Investment Advisory, Service and Sub-Advisory Agreements on the dates indicated below:

	Board of Directors	Shareholders
ON Bond Portfolio	06-22-2021	N/A
ON BlackRock Balanced Allocation Portfolio (Investment Advisory and Service)	06-22-2021	8-30-2021
ON BlackRock Balanced Allocation Portfolio (Sub-Advisory)	06-22-2021	N/A
ON BlackRock Advantage International Equity Portfolio (Investment Advisory and Service)	06-22-2021	8-30-2021
ON BlackRock Advantage International Equity Portfolio (Sub-Advisory)	06-22-2021	N/A
ON Fidelity Institutional AM® Equity Growth Portfolio (Investment Advisory and Service)	05-22-2023	8-30-2021
ON Fidelity Institutional AM® Equity Growth Portfolio (Sub-Advisory)	05-22-2023	N/A
ON AB Small Cap Portfolio (Investment Advisory and Service)	06-22-2021	8-30-2021
ON AB Small Cap Portfolio (Sub-Advisory)	06-22-2021	N/A
ON AB Mid Cap Core Portfolio (Investment Advisory and Service)	06-22-2021	8-30-2021
ON AB Mid Cap Core Portfolio (Sub-Advisory)	06-22-2021	N/A
ON S&P 500® Index Portfolio (Investment Advisory and Service)	06-22-2021	8-30-2021
ON S&P 500® Index Portfolio (Sub-Advisory)	06-22-2021	N/A
ON Federated High Income Bond Portfolio	06-22-2021	8-30-2021
ON BlackRock Advantage Large Cap Value Portfolio	06-22-2021	N/A
ON Nasdaq-100® Index Portfolio (Investment Advisory and Service)	06-22-2021	8-30-2021
ON Nasdaq-100® Index Portfolio (Sub-Advisory)	06-22-2021	N/A
ON BlackRock Advantage Large Cap Core Portfolio (Investment Advisory and Service)	06-22-2021	8-30-2021
ON BlackRock Advantage Large Cap Core Portfolio (Sub-Advisory)	06-22-2021	N/A

	Board of Directors	Shareholders
ON BlackRock Advantage Small Cap Growth Portfolio (Investment Advisory and Service)	06-22-2021	8-30-2021
ON BlackRock Advantage Small Cap Growth Portfolio (Sub-Advisory)	06-22-2021	N/A
ON S&P MidCap 400® Index Portfolio (Investment Advisory and Service)	06-22-2021	8-30-2021
ON S&P MidCap 400® Index Portfolio (Sub-Advisory)	06-22-2021	N/A
ON BlackRock Advantage Large Cap Growth Portfolio (Investment Advisory and Service)	06-22-2021	8-30-2021
ON BlackRock Advantage Large Cap Growth Portfolio (Sub-Advisory)	06-22-2021	N/A
ON Risk Managed Balanced Portfolio	06-22-2021	8-30-2021
ON Moderately Conservative Model Portfolio	06-22-2021	8-30-2021
ON Balanced Model Portfolio	06-22-2021	8-30-2021
ON Moderate Growth Model Portfolio	06-22-2021	8-30-2021
ON Growth Model Portfolio	06-22-2021	8-30-2021

Following an initial two year term, these agreements will continue in force from year to year if continuance is specifically approved at least annually by a majority of the Fund’s Directors who are not parties to such agreements or interested persons of any such party, with votes to be cast in person at a meeting called for the purpose of voting on such continuance, and also by a majority of the Board or by a majority of the outstanding voting securities of each Portfolio voting separately.

The Board reviews each of the foregoing agreements at least once each year to determine whether or not the agreements should be continued. In reviewing the agreements, the Board reviews information provided to it by the Adviser and sub-advisers before the meeting. The Board considers the nature and quality of services provided by the Adviser and each sub-adviser, the charges for those services, investment performance, and comparisons of the charges with those of peer investment advisers managing similar mutual fund portfolios. The Board also considers other factors such as the Adviser’s income, expenses and profitability, the extent to which the Adviser realizes economies of scale, other sources of revenue to the Adviser, the control of Fund operating expenses, and the manner in which Portfolio securities are purchased and sold. The performance of each Portfolio is compared with that of its benchmark comparison index and with the performance of similar portfolios. Before the meeting at which the agreements are considered for adoption or continuance, the Board requests and receives information from the Adviser and sub-advisers relative to these factors. The Board also considers the Adviser’s and sub-advisers’ compliance with investment policies, regulatory requirements and ethical standards. The independent directors also confer with their independent legal counsel to consider their role and duties with respect to the review and approval of the agreements. Each agreement (and with respect to the Investment Advisory/Sub-Advisory Agreements, each Portfolio) is considered separately on its own merits.

The Investment Advisory, Service, and Sub-Advisory Agreements may be terminated as to any Portfolio at any time without the payment of any penalty, on 60 days’ written notice to the Adviser by the Board or by a vote of the majority of the Portfolio’s outstanding voting securities. The Investment Advisory Agreement may be terminated by the Adviser on 90 days’ written notice to the Fund. The Service Agreement may be terminated, without penalty, by the Adviser or ONLIC on 90 days’ written notice to the Fund and the other party. The Sub-Advisory Agreements may be terminated, without penalty, by the Adviser or the sub-adviser on 90 days’ written notice to the Fund and the other party. Any agreement will automatically terminate in the event of its assignment.

The SEC has issued an order permitting the Adviser, subject to the Board’s approval and oversight, to enter into, materially amend and terminate Sub-Advisory Agreements (other than with affiliated sub-advisers). The shareholders of each Portfolio then in existence approved this arrangement on April 30, 2002.

PORTFOLIO MANAGERS

ON Bond Portfolio

Portfolio Manager: Gary Rodmaker

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	5 funds / $2.9 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	9 / $12.3 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the portfolio’s benchmark and performance vs. the portfolio’s peer group both calculated over one and three year time periods. A portion of Mr. Rodmaker’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability and overall contribution to corporate performance.

Ownership of Shares: None

ON BlackRock Balanced Allocation Portfolio (Fixed Income Portion)

Portfolio Manager: Gary Rodmaker

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	5 funds / $3 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	9 / $12.3 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the portfolio’s benchmark and performance vs. the portfolio’s peer group both calculated over one and three year time periods. A portion of Mr. Rodmaker’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability and overall contribution to corporate performance.

Ownership of Shares: None

ON BlackRock Balanced Allocation Portfolio (Equity Portion)

Portfolio Manager: Raffaele Savi

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	32 / $23.42 billion	0 / $0
Other Pooled Investment Vehicles	46 / $21.70 billion	5 / $3.65 billion
Other Accounts	20 / $33.44 billion	5 / $6.95 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results.

Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON BlackRock Balanced Allocation Portfolio (Equity Portion)

Portfolio Manager: Travis Cooke

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	28 / $13.77 billion	0 / $0
Other Pooled Investment Vehicles	77 / $14.35 billion	2 / $1.81 billion
Other Accounts	18 / $8.31 billion	6 / $3.30 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Cooke is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Cooke may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Cooke may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON S&P 500® Index Portfolio

Portfolio Managers: Louis Bottari and Peter Matthew are Senior Portfolio Managers, and Robert Regan, Dan Glenn, Payal Gupta, Thomas O’Brien, CFA, Navid Sohrabi, CFA, Chris Toth, CFA, Josh Posner, CFA, and Tom Siwik, CFA, are Portfolio Managers of the Portfolio.

Louis Bottari is a Senior Portfolio Manager. He has been with Geode since 2008. Prior to becoming a Senior Portfolio Manager, Mr. Bottari was a Portfolio Manager with Geode since 2010 and an Assistant Portfolio Manager with Geode since 2008. Prior to joining Geode, Mr. Bottari was an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008. Mr. Bottari began his career at Fidelity Investments in 1991.

Peter Matthew is a Senior Portfolio Manager. He has been with Geode since 2007. Prior to becoming a Senior Portfolio Manager, Mr. Matthew was a Portfolio Manager with Geode since 2016 and an Assistant Portfolio Manager with Geode since 2011. Prior to joining Geode in 2007, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

Robert Regan is a Portfolio Manager. He has been with Geode since 2016. Prior to joining Geode, Mr. Regan was a Senior Implementation Portfolio Manager at State Street Global Advisors from 2008 to 2016. Previously, Mr. Regan was employed by PanAgora Asset Management from 1997 to 2008, most recently as a Portfolio Manager. Mr. Regan began his career at Investors Bank and Trust.

Dan Glenn is a Portfolio Manager. He has been with Geode since 2018. Prior to joining Geode, Mr. Glenn was an Associate Portfolio Manager at Proshares from 2016 to 2018. Previously, Mr. Glenn worked as an Operations Associate at Declaration Management and Research LLC from 2007 to 2009.

Payal Gupta is a Portfolio Manager. She has been with Geode since 2019. Prior to joining Geode, Ms. Gupta was employed by State Street Global Advisors from 2005 to 2019, most recently as a Senior Portfolio Manager. Previously, Ms. Gupta worked at Concentra Integrated Services and at Morgan Stanley.

Thomas O’Brien, CFA, is a Portfolio Manager. He has been with Geode since 2019. Prior to joining Geode, Mr. O’Brien was a Vice President at The Northern Trust Company. Prior to working at The Northern Trust Company from 2004 to 2019, Mr. O’Brien worked as a Portfolio Manager at State Street Global Advisors from 2000 to 2004.

Navid Sohrabi, CFA, is a Portfolio Manager. He has been with Geode since 2019. Prior to joining Geode, Mr. Sohrabi was an Index Portfolio Manager and Quantitative Strategist at DWS from 2015 to 2019. Previously, Mr. Sohrabi worked as a Derivatives Trader and Analyst at Analytic Investors from 2013 to 2015.

Chris Toth, CFA, is a Portfolio Manager. He has been with Geode since 2019. Prior to joining Geode, Mr. Toth was a Portfolio Manager and Trader at Proteus Capital from 2013 to 2018. Previously, Mr. Toth worked as an Associate Portfolio Manager, Analyst and Trader at BlackRock from 2003 to 2012.

Josh Posner, CFA, is a Portfolio Manager. He has been with Geode since 2020. Prior to joining Geode, Mr. Posner was an Assistant Portfolio Manager and worked as an Equity Trader at Vanguard, LLC.

Tom Siwik, CFA, is a Portfolio Manager. He has been with Geode since 2022. Prior to joining Geode, Mr. Siwik was a Portfolio Manager at Abu Dhabi Investment Authority from 2011 to 2022. Previously, Mr. Siwik worked at State Street Global Advisors from 2004 to 2011.

The following table provides information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The table provides the numbers of such accounts, and the total assets in such accounts. The information is provided as of December 31, 2022.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed /Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*
Louis Bottari	80 / $770,768 million	88 / $85,453 million	8 / $3,167 million
Peter Matthew	80 / $770,768 million	88 / $85,453 million	9 / $3,372 million
Robert Regan	80 / $770,768 million	88 / $85,453 million	9 / $3,372 million
Dan Glenn	80 / $770,768 million	88 / $85,453 million	8 / $3,167 million
Payal Gupta	80 / $770,768 million	88 / $85,453 million	8 / $3,167 million
Thomas O’Brien	80 / $770,768 million	88 / $85,453 million	8 / $3,167 million
Navid Sohrabi	80 / $770,768 million	88 / $85,453 million	8 / $3,167 million
Chris Toth	80 / $770,768 million	88 / $85,453 million	8 / $3,167 million
Josh Posner	80 / $770,768 million	88 / $85,453 million	8 / $3,167 million
Tom Siwik	80 / $770,768 million	88 / $85,453 million	8 / $3,167 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: Potential conflicts of interest may arise in the construction and maintenance of managed accounts and portfolios. Potential conflicts may include, but are not limited to, conflicts of investment strategies. An example may be one portfolio buying or selling a security while another portfolio has a potentially opposite position in the same security. Other potential conflicts may include the allocation of investment opportunities. Geode has implemented policies and procedures that are designed to mitigate the risks associated with conflicts of interest.

There are portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Consequently, portfolio holdings and sector exposures tend to be similar across similar portfolios, mitigating the potential for conflicts of interest. In addition, Geode maintains information barriers around each of its disciplines. Any portfolio’s transactional activities are only available to team members of the investment discipline that manages such portfolio. This is designed to prevent the misuse of portfolio holdings information and trading activity in the other disciplines.

Geode may combine orders to purchase or sell the same security for various portfolios when it is believed that such aggregation is consistent with its duty to seek best execution. Certain orders may not be available for all client portfolios due to cash flow, restrictions, etc. Geode has adopted policies and procedures to mitigate the risk that a client portfolio could be disadvantaged in connection with the aggregation of orders. When purchase orders exceed available supply, allocations will be made on a pro-rata basis generally based on each portfolio’s applicable net assets, but not to exceed order size. This also would include initial public offerings, which tend to be oversubscribed. Short sales, including short sales of exchange traded funds, will be allocated, like purchase transactions, based on proportion to net assets. When sell orders exceed available demand in the market place, allocations will be made on a pro-rata basis, generally calculated by position size, rather than net assets, but not to exceed order size. Sales, if executed in anticipation of when-issued or when-received shares, will be treated the same as sell orders. Short sales will be traded separately from other sales of the same security. Covers of short positions will be allocated, like sell orders, based on proportion to position size.

Compensation: Portfolio manager compensation generally consists of a fixed based salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.

Each portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods up to five years. A portion of each portfolio manager’s bonus is linked to the Fund’s relative investment performance measured against the Index. A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

Ownership of Shares:

Louis Bottari: None

Peter Matthew: None

Robert Regan: None

Dan Glenn: None

Payal Gupta: None

Thomas O’Brien: None

Navid Sohrabi: None

Chris Toth: None

Josh Posner: None

Tom Siwik: None

ON Nasdaq-100® Index Portfolio

Portfolio Managers: Louis Bottari and Peter Matthew are Senior Portfolio Managers, and Robert Regan, Dan Glenn, Payal Gupta, Thomas O’Brien, CFA, Navid Sohrabi, CFA, Chris Toth, CFA, Josh Posner, CFA, and Tom Siwik, CFA, are Portfolio Managers of the Portfolio.

Louis Bottari is a Senior Portfolio Manager. He has been with Geode since 2008. Prior to becoming a Senior Portfolio Manager, Mr. Bottari was a Portfolio Manager with Geode since 2010 and an Assistant Portfolio Manager with Geode since 2008. Prior to joining Geode, Mr. Bottari was an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008. Mr. Bottari began his career at Fidelity Investments in 1991.

Peter Matthew is a Senior Portfolio Manager. He has been with Geode since 2007. Prior to becoming a Senior Portfolio Manager, Mr. Matthew was a Portfolio Manager with Geode since 2016 and an Assistant Portfolio Manager with Geode since 2011. Prior to joining Geode in 2007, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

Robert Regan is a Portfolio Manager. He has been with Geode since 2016. Prior to joining Geode, Mr. Regan was a Senior Implementation Portfolio Manager at State Street Global Advisors from 2008 to 2016. Previously, Mr. Regan was employed by PanAgora Asset Management from 1997 to 2008, most recently as a Portfolio Manager. Mr. Regan began his career at Investors Bank and Trust.

Dan Glenn is a Portfolio Manager. He has been with Geode since 2018. Prior to joining Geode, Mr. Glenn was an Associate Portfolio Manager at Proshares from 2016 to 2018. Previously, Mr. Glenn worked as an Operations Associate at Declaration Management and Research LLC from 2007 to 2009.

Payal Gupta is a Portfolio Manager. She has been with Geode since 2019. Prior to joining Geode, Ms. Gupta was employed by State Street Global Advisors from 2005 to 2019, most recently as a Senior Portfolio Manager. Previously, Ms. Gupta worked at Concentra Integrated Services and at Morgan Stanley.

Thomas O’Brien, CFA, is a Portfolio Manager. He has been with Geode since 2019. Prior to joining Geode, Mr. O’Brien was a Vice President at The Northern Trust Company. Prior to working at The Northern Trust Company from 2004 to 2019, Mr. O’Brien worked as a Portfolio Manager at State Street Global Advisors from 2000 to 2004.

Navid Sohrabi, CFA, is a Portfolio Manager. He has been with Geode since 2019. Prior to joining Geode, Mr. Sohrabi was an Index Portfolio Manager and Quantitative Strategist at DWS from 2015 to 2019. Previously, Mr. Sohrabi worked as a Derivatives Trader and Analyst at Analytic Investors from 2013 to 2015.

Chris Toth, CFA, is a Portfolio Manager. He has been with Geode since 2019. Prior to joining Geode, Mr. Toth was a Portfolio Manager and Trader at Proteus Capital from 2013 to 2018. Previously, Mr. Toth worked as an Associate Portfolio Manager, Analyst and Trader at BlackRock from 2003 to 2012.

Josh Posner, CFA, is a Portfolio Manager. He has been with Geode since 2020. Prior to joining Geode, Mr. Posner was an Assistant Portfolio Manager and worked as an Equity Trader at Vanguard, LLC.

Tom Siwik, CFA, is a Portfolio Manager. He has been with Geode since 2022. Prior to joining Geode, Mr. Siwik was a Portfolio Manager at Abu Dhabi Investment Authority from 2011 to 2022. Previously, Mr. Siwik worked at State Street Global Advisors from 2004 to 2011.

The following table provides information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The table provides the numbers of such accounts, and the total assets in such accounts. The information is provided as of December 31, 2022.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed /Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*
Louis Bottari	80 / $771,581 million	88 / $85,453 million	8 / $3,167 million
Peter Matthew	80 / $771,581 million	88 / $85,453 million	9 / $3,372 million
Robert Regan	80 / $771,581 million	88 / $85,453 million	9 / $3,372 million
Dan Glenn	80 / $771,581 million	88 / $85,453 million	8 / $3,167 million
Payal Gupta	80 / $771,581 million	88 / $85,453 million	8 / $3,167 million
Thomas O’Brien	80 / $771,581 million	88 / $85,453 million	8 / $3,167 million
Navid Sohrabi	80 / $771,581 million	88 / $85,453 million	8 / $3,167 million
Chris Toth	80 / $771,581 million	88 / $85,453 million	8 / $3,167 million
Josh Posner	80 / $771,581 million	88 / $85,453 million	8 / $3,167 million
Tom Siwik	80 / $771,581 million	88 / $85,453 million	8 / $3,167 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: Potential conflicts of interest may arise in the construction and maintenance of managed accounts and portfolios. Potential conflicts may include, but are not limited to, conflicts of investment strategies. An example may be one portfolio buying or selling a security while another portfolio has a potentially opposite position in the same security. Other potential conflicts may include the allocation of investment opportunities. Geode has implemented policies and procedures that are designed to mitigate the risks associated with conflicts of interest.

There are portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Consequently, portfolio holdings and sector exposures tend to be similar across similar portfolios, mitigating the potential for conflicts of interest. In addition, Geode maintains information barriers around each of its disciplines. Any portfolio’s transactional activities are only available to team members of the investment discipline that manages such portfolio. This is designed to prevent the misuse of portfolio holdings information and trading activity in the other disciplines.

Geode may combine orders to purchase or sell the same security for various portfolios when it is believed that such aggregation is consistent with its duty to seek best execution. Certain orders may not be available for all client portfolios due to cash flow, restrictions, etc. Geode has adopted policies and procedures to mitigate the risk that a client portfolio could be disadvantaged in connection with the aggregation of orders. When purchase orders exceed available supply, allocations will be made on a pro-rata basis generally based on each portfolio’s applicable net assets, but not to exceed order size. This also would include initial public offerings, which tend to be oversubscribed. Short sales, including short sales of exchange traded funds, will be allocated, like purchase transactions, based on proportion to net assets. When sell orders exceed available demand in the market place, allocations will be made on a pro-rata basis, generally calculated by position size, rather than net assets, but not to exceed order size. Sales, if executed in anticipation of when-issued or when-received shares, will be treated the same as sell orders. Short sales will be traded separately from other sales of the same security. Covers of short positions will be allocated, like sell orders, based on proportion to position size.

Compensation: Portfolio manager compensation generally consists of a fixed based salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.

Each portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods up to five years. A portion of each portfolio manager’s bonus is linked to the Fund’s relative investment performance measured against the Index. A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

Ownership of Shares:

Louis Bottari: None

Peter Matthew: None

Robert Regan: None

Dan Glenn: None

Payal Gupta: None

Thomas O’Brien: None

Navid Sohrabi: None

Chris Toth: None

Josh Posner: None

Tom Siwik: None

ON BlackRock Advantage Large Cap Core Portfolio

Portfolio Manager: Raffaele Savi

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	32 / $16.86 billion	0 / $0
Other Pooled Investment Vehicles	46 / $18.95 billion	5 / $3.65 billion
Other Accounts	20 / $23.54 billion	5 / $6.95 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON BlackRock Advantage Large Cap Core Portfolio

Portfolio Manager: Travis Cooke

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	28 / $13.76 billion	0 / $0
Other Pooled Investment Vehicles	77 / $14.35 billion	2 / $1.81 billion
Other Accounts	18 / $8.31 billion	6 / $3.30 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Cooke is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Cooke may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Cooke may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON BlackRock Advantage Small Cap Growth Portfolio

Portfolio Manager: Raffaele Savi

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	32 / $17.04 billion	0 / $0
Other Pooled Investment Vehicles	46 / $18.95 billion	5 / $3.65 billion
Other Accounts	20 / $23.54 billion	5 / $6.95 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON BlackRock Advantage Small Cap Growth Portfolio

Portfolio Manager: Travis Cooke

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	28 / $13.94 billion	0 / $0
Other Pooled Investment Vehicles	77 / $14.35 billion	2 / $1.81 billion
Other Accounts	18 / $8.31 billion	6 / $3.30 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Cooke is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Cooke may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Cooke may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON BlackRock Advantage Large Cap Value Portfolio

Portfolio Manager: Raffaele Savi

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	32 / $16.97 billion	0 / $0
Other Pooled Investment Vehicles	46 / $18.95 billion	5 / $3.65 billion
Other Accounts	20 / $23.54 billion	5 / $6.95 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON BlackRock Advantage Large Cap Value Portfolio

Portfolio Manager: Travis Cooke

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	28 / $13.87 billion	0 / $0
Other Pooled Investment Vehicles	7 / $14.35 billion	2 / $1.81 billion
Other Accounts	18 / $8.31 billion	6 / $3.30 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Cooke is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Cooke may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Cooke may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON Federated High Income Bond Portfolio

Portfolio Manager: Mark Durbiano

The following information about the portfolio manager is provided as of December 31, 2022.

Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Mark Durbiano	Total Number of Additional Accounts Managed / Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	19/$13.3 billion	0/$0
Other Pooled Investment Vehicles	3/$252.7 million	0/$0
Other Accounts	5/$889.9 million	1/$83.2 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Mark Durbiano is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Portfolio's benchmark (i.e., ICE BofA US High Yield Constrained, previously Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index) and versus the Portfolio's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.

As noted above, Mr. Durbiano is also the portfolio manager for other accounts in addition to the Portfolio. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the fund or other accounts or activities for which Mr. Durbiano is responsible when his compensation is calculated may be equal or can vary. In addition, Mr. Durbiano has oversight responsibility for other portfolios that he does not personally manage and serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income accounts. A portion of the IPP score is based on Federated Hermes’ senior management’s assessment of team contributions.

For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed or activity engaged in by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Portfolio is lesser than or equal to the weighting assigned to certain other accounts or activities and is greater than or equal to certain other accounts or activities used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant. Pursuant to the terms of a business agreement, Mr. Durbiano’s annual incentives may include certain guaranteed amounts.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Portfolio, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various products managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Portfolio or other accounts or activities for which the portfolio manager is responsible in calculating the portfolio manager's compensation), and conflicts relating to selection of brokers or dealers to execute Portfolio trades and/or specific uses of commissions from Portfolio trades (for example, research or “soft dollars”). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

ON Federated High Income Bond Portfolio

Portfolio Manager: Kathryn P. Glass

The following information about the portfolio manager is provided as of December 31, 2022.

Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Kathryn P. Glass	Total Number of Additional Accounts Managed / Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0 / $0	0 / $0
Other Pooled Investment Vehicles	0 / $0	0 / $0
Other Accounts	3 / $19.4 million	0 / $0

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Kathryn P. Glass is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Portfolio's benchmark (i.e., ICE BofA US High Yield Constrained, previously Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index) and versus the Portfolio's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.

As noted above, Ms. Glass is also the portfolio manager for other accounts in addition to the Portfolio. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the fund or other accounts for which Ms. Glass is responsible when her compensation is calculated may be equal or can vary.

For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Portfolio is lesser than or equal to the weighting assigned to certain other accounts and is greater than or equal to certain other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Ms, Glass’s IPP score is based on the performance of the accounts for which she provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Portfolio, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various products managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Portfolio or other accounts or activities for which the portfolio manager is responsible in calculating the portfolio manager's compensation), and conflicts relating to selection of brokers or dealers to execute Portfolio trades and/or specific uses of commissions from Portfolio trades (for example, research or “soft dollars”). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

ON BlackRock Advantage International Equity Portfolio

Portfolio Manager: Raffaele Savi

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	32 / $16.82 billion	0 / $0
Other Pooled Investment Vehicles	46 / $18.95 billion	5 / $3.65 billion
Other Accounts	20 / $23.54 billion	5 / $6.95 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON BlackRock Advantage International Equity Portfolio

Portfolio Manager: Kevin Franklin

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	8 / $2.75 billion	0 / $0
Other Pooled Investment Vehicles	122 / $7.76 billion	5/ $810.3 million
Other Accounts	24 / $16.57 billion	7 / $4.35 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Franklin is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Franklin may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Franklin may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON BlackRock Advantage International Equity Portfolio

Portfolio Manager: Richard Mathieson

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	25 / $14.60 billion	0 / $0
Other Pooled Investment Vehicles	151 / $15.63 billion	3 / $368.74 million
Other Accounts	35 / $32.57 billion	10 / $9.11 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Mathieson is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Mathieson may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Mathieson may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON Fidelity Institutional AM® Equity Growth Portfolio

Portfolio Manager: Asher Anolic

OtherAccounts:

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets(*)
Registered Investment Companies	8/$20,849 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	1/$1 million
Other Accounts Paying Performance Fees	3/$7,739 million

(*)	For any co-managed accounts, the assets reflect total account assets.

Material Conflicts: A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the Portfolio may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the Portfolio, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a portfolio or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple portfolios and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple portfolios and accounts. In addition, a portfolio’s trade allocation policies and procedures may give rise to conflicts of interest if the portfolio’s orders do not get fully executed due to being aggregated with those of other accounts managed by FIAM or an affiliate. A portfolio manager may execute transactions for another portfolio or account that may adversely impact the value of securities held by a portfolio. Securities selected for other portfolios or accounts may outperform the securities selected for the Portfolio. Portfolio managers may be permitted to invest in the portfolios they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the Code of Ethics applicable to the portfolio manager.

Portfolio managers may receive interests in certain portfolios or accounts managed by FMR LLC (“FMR”) or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FIAM or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FIAM or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FIAM investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FIAM for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FIAM and its affiliates have adopted policies and procedures and maintain a compliance program designed to help manage such actual and potential conflicts of interest.

Compensation: Asher Anolic is co-portfolio manager for the ON Fidelity Institutional AM® Equity Growth Portfolio and receives compensation for those services. As of December 31, 2022, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FIAM or its affiliates or at the election of the portfolio manager.

Mr. Anolic’s base salary is determined by level of responsibility and tenure at FIAM or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s), account(s) and lead account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other equity funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s), account(s) and lead account(s) is weighted according to the portfolio manager’s tenure on those fund(s), account(s) and lead account(s) and the average asset size of those fund(s), account(s) and lead account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s), account(s) and lead account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FIAM or its affiliates. The portion of each portfolio manager’s bonus that is linked to the investment performance of the ON Fidelity Institutional AM® Equity Growth Portfolio is based on the lead account’s pre-tax investment performance measured against the Russell 1000® Growth Index, and the lead account’s pre-tax investment performance within the Morningstar® Large Growth Category.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR, FIAM’s ultimate parent company. FMR is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Ownership of Shares: None

ON Fidelity Institutional AM® Equity Growth Portfolio

Portfolio Manager: Jason Weiner

OtherAccounts:

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets(*)
Registered Investment Companies	6/$20,367 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
Other Accounts Paying Performance Fees	2/$7,719 million

(*)	For any co-managed accounts, the assets reflect total account assets.

Material Conflicts: A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the Portfolio may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the Portfolio, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a portfolio or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple portfolios and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple portfolios and accounts. In addition, a portfolio’s trade allocation policies and procedures may give rise to conflicts of interest if the portfolio’s orders do not get fully executed due to being aggregated with those of other accounts managed by FIAM or an affiliate. A portfolio manager may execute transactions for another portfolio or account that may adversely impact the value of securities held by a portfolio. Securities selected for other portfolios or accounts may outperform the securities selected for the Portfolio. Portfolio managers may be permitted to invest in the portfolios they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the Code of Ethics applicable to the portfolio manager.

Portfolio managers may receive interests in certain portfolios or accounts managed by FMR LLC ("FMR") or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FIAM or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FIAM or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FIAM investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FIAM for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FIAM and its affiliates have adopted policies and procedures and maintain a compliance program designed to help manage such actual and potential conflicts of interest.

Compensation: Jason Weiner is co-portfolio manager for the ON Fidelity Institutional AM® Equity Growth Portfolio and receives compensation for those services. As of December 31, 2022, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FIAM or its affiliates or at the election of the portfolio manager.

Mr. Weiner’s base salary is determined by level of responsibility and tenure at FIAM or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s), account(s) and lead account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other equity funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s), account(s) and lead account(s) is weighted according to the portfolio manager’s tenure on those fund(s), account(s) and lead account(s) and the average asset size of those fund(s), account(s) and lead account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s), account(s) and lead account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FIAM or its affiliates. The portion of each portfolio manager’s bonus that is linked to the investment performance of the ON Fidelity Institutional AM® Equity Growth Portfolio is based on the lead account’s pre-tax investment performance measured against the Russell 1000® Growth Index, and the lead account’s pre-tax investment performance within the Morningstar® Large Growth Category.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR, FIAM’s ultimate parent company. FMR is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Ownership of Shares: None

ON AB Mid Cap Core Portfolio

Portfolio Managers: Nelson Yu, CFA, Joshua Lisser, Bruce K. Aronow*, CFA, Samantha S. Lau, CFA, James MacGregor, CFA, and Erik Turenchalk, CFA.

*	Mr. Aronow is expected to retire effective December 31, 2023.

Other Accounts:

The following information about the portfolio manager is provided as of December 31, 2022.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed/Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets for which Advisory Fee is Performance Based
Nelson Yu	13 / $4,248 million	32 / $52,546 million	19 / $4,296 million	- / -
Joshua Lisser	53 / $32,314 million	10 / $1,948 million	995 / $28,356 million	1 / $130 million
Bruce K. Aranow	16 / $9,269 million	33 / $972 million	19 / $2,108 million	2 / $529 million
Samantha S. Lau	12 / $8,161 million	33 / $887 million	19 / $1,875 million	2 / $529 million
James MacGregor	21 / $6,747 million	47 / $737 million	59 / $3,235 million	4 / $506 million
Erik Turenchalk	17 / $6,747 million	45 / $583 million	55 / $2,896 million	2 / $337 million

Compensation: Compensation for our investment professionals – portfolio managers, analysts, and traders -- is designed to align with AllianceBernstein’s mission and values: generating better investment outcomes for our clients while promoting responsibility and stewardship.

Incentive Compensation Significant Component: Portfolio managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for our portfolio managers, the bonus component averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. We believe this helps our investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for our investment professionals is determined by both quantitative and qualitative factors. For portfolio managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the Strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. We also assess the risk pattern of performance, both absolute and relative to peers.

Qualitative Component Includes Responsibility-Related Objectives: The qualitative component of compensation for portfolio managers incorporates the manager’s broader contributions to overall investment processes and our clients’ success. Because we deeply believe as a firm that ESG factors present both investment risks and opportunities, every AllianceBernstein portfolio manager has goals that promote the integration of ESG and sustainability in our investment processes. The exact goals will vary depending on the individual’s role and responsibilities, but typical goals for portfolio managers include discussion of ESG or sustainability risks and opportunities at research reviews and the integration of these factors in portfolio decision making.

Other aspects of qualitative objectives for our portfolio managers include thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong, diverse, and inclusive talent pool, mentoring newer investment professionals, being a good corporate citizen, and the achievement of personal goals. The qualitative portion is determined by individual goals set at the beginning of the year, with measurement and feedback on how those goals are being achieved provided at regular intervals. Other factors that can play a part in determining portfolio managers’ compensation include complexity of investment strategies managed.

Research Analysts: At AllianceBernstein, research professionals have compensation and career opportunities that reflect a stature equivalent to their portfolio manager peers. Compensation for our research analysts is also heavily incentive-based and aligned with results generated for client portfolios. Criteria used include how well the analyst’s research recommendations performed, the breadth and depth of his or her research knowledge, the level of attentiveness to forecasts and market movements, and the analyst’s willingness to collaborate and contribute to the overall intellectual capital of the firm.

Responsibility-Related Objectives for our Research Analysts: Like our portfolio managers, our fundamental research analysts also have goals related to ESG analysis and integration. For our analysts, these typically focus on providing assessments of ESG and sustainability factors in their research and recommendations, engaging with issuers for insight and action on ESG and sustainability topics, and documenting these engagements in our ESIGHT platform.

Traders: Traders are critically important to generating results in client accounts. As such, compensation for our traders is highly competitive and heavily incentive-based. Our portfolio managers and Heads of Trading evaluate traders on their ability to achieve best execution and add value to client portfolios through trading. We also incentivize our fixed income traders to continually innovate for clients, encouraging them to continue developing and refining new trading technologies to enable AllianceBernstein to effectively address liquidity conditions in the fixed income markets for our clients.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm. We have designed our compensation program to attract and retain the highest-caliber employees while aligning with our firm’s deeply held values of responsibility and stewardship. We incorporate multiple sources of industry benchmarking data to ensure our compensation is highly competitive and fully reflects each individual’s contributions in achieving client objectives.

Conflicts of Interest: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading: AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions (except transactions in U.S. Treasuries and open-end mutual funds) and imposes a 60-day holding period for securities purchased by employees to discourage short-term trading. Employees must confirm annually that they have disclosed any potential conflicts of interest and that they are in compliance with the requirements associated with the firm's Policy and Procedures.

Managing Multiple Accounts for Multiple Clients: AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is generally not tied specifically to the performance of any particular client’s account, nor is it generally tied directly to the level or change in level of assets under management.

Allocating Investment Opportunities: The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. AllianceBernstein’s policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis) and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to address potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

Ownership of Shares: None

ON AB Small Cap Portfolio

Portfolio Managers: Nelson Yu, CFA, Joshua Lisser, Bruce K. Aronow*, CFA, and Samantha S. Lau, CFA.

*	Mr. Aronow is expected to retire effective December 31, 2023.

Other Accounts:

The following information about the portfolio manager is provided as of December 31, 2022.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed/Total Assets	Total Number of Other Pooled Investment Vehicles Managed/Total Assets	Total Number of Other Accounts Managed/Total Assets	Total Number of Other Accounts Managed/Total Assets for which Advisory Fee is Performance Based
Nelson Yu	13 / $4,212 million	32 / $52,546 million	19 / $14,296 million	- / -
Joshua Lisser	53 / $32,290 million	10 / $1,948 million	995 / $28,356 million	1 / $130 million
Bruce K. Aronow	16 / $9,235 million	33 / $972 million	19 / $2,108 million	2 / $529 million
Samantha S. Lau	12 / $28,128 million	33 / $887 million	19 / $1,875 million	2 / $529 million

Compensation: Compensation for our investment professionals – portfolio managers, analysts, and traders -- is designed to align with AllianceBernstein’s mission and values: generating better investment outcomes for our clients while promoting responsibility and stewardship.

Incentive Compensation Significant Component: Portfolio managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for our portfolio managers, the bonus component averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. We believe this helps our investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for our investment professionals is determined by both quantitative and qualitative factors. For portfolio managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the Strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. We also assess the risk pattern of performance, both absolute and relative to peers.

Qualitative Component Includes Responsibility-Related Objectives: The qualitative component of compensation for portfolio managers incorporates the manager’s broader contributions to overall investment processes and our clients’ success. Because we deeply believe as a firm that ESG factors present both investment risks and opportunities, every AllianceBernstein portfolio manager has goals that promote the integration of ESG and sustainability in our investment processes. The exact goals will vary depending on the individual’s role and responsibilities, but typical goals for portfolio managers include discussion of ESG or sustainability risks and opportunities at research reviews and the integration of these factors in portfolio decision making.

Other aspects of qualitative objectives for our portfolio managers include thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong, diverse, and inclusive talent pool, mentoring newer investment professionals, being a good corporate citizen, and the achievement of personal goals. The qualitative portion is determined by individual goals set at the beginning of the year, with measurement and feedback on how those goals are being achieved provided at regular intervals. Other factors that can play a part in determining portfolio managers’ compensation include complexity of investment strategies managed.

Research Analysts: At AllianceBernstein, research professionals have compensation and career opportunities that reflect a stature equivalent to their portfolio manager peers. Compensation for our research analysts is also heavily incentive-based and aligned with results generated for client portfolios. Criteria used include how well the analyst’s research recommendations performed, the breadth and depth of his or her research knowledge, the level of attentiveness to forecasts and market movements, and the analyst’s willingness to collaborate and contribute to the overall intellectual capital of the firm.

Responsibility-Related Objectives for our Research Analysts: Like our portfolio managers, our fundamental research analysts also have goals related to ESG analysis and integration. For our analysts, these typically focus on providing assessments of ESG and sustainability factors in their research and recommendations, engaging with issuers for insight and action on ESG and sustainability topics, and documenting these engagements in our ESIGHT platform.

Traders: Traders are critically important to generating results in client accounts. As such, compensation for our traders is highly competitive and heavily incentive-based. Our portfolio managers and Heads of Trading evaluate traders on their ability to achieve best execution and add value to client portfolios through trading. We also incentivize our fixed income traders to continually innovate for clients, encouraging them to continue developing and refining new trading technologies to enable AllianceBernstein to effectively address liquidity conditions in the fixed income markets for our clients.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm. We have designed our compensation program to attract and retain the highest-caliber employees while aligning with our firm’s deeply held values of responsibility and stewardship. We incorporate multiple sources of industry benchmarking data to ensure our compensation is highly competitive and fully reflects each individual’s contributions in achieving client objectives.

Conflicts of Interest: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading: AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions (except transactions in U.S. Treasuries and open-end mutual funds) and imposes a 60-day holding period for securities purchased by employees to discourage short-term trading. Employees must confirm annually that they have disclosed any potential conflicts of interest and that they are in compliance with the requirements associated with the firm's Policy and Procedures.

Managing Multiple Accounts for Multiple Clients: AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is generally not tied specifically to the performance of any particular client’s account, nor is it generally tied directly to the level or change in level of assets under management.

Allocating Investment Opportunities: The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. AllianceBernstein’s policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis) and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to address potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

Ownership of Shares: None

ON S&P MidCap 400® Index Portfolio

Portfolio Managers: Louis Bottari and Peter Matthew are Senior Portfolio Managers, and Robert Regan, Dan Glenn, Payal Gupta, Thomas O’Brien, CFA, Navid Sohrabi, CFA, Chris Toth, CFA, Josh Posner, CFA, and Tom Siwik, CFA, are Portfolio Managers of the Portfolio.

Louis Bottari is a Senior Portfolio Manager. He has been with Geode since 2008. Prior to becoming a Senior Portfolio Manager, Mr. Bottari was a Portfolio Manager with Geode since 2010 and an Assistant Portfolio Manager with Geode since 2008. Prior to joining Geode, Mr. Bottari was an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008. Mr. Bottari began his career at Fidelity Investments in 1991.

Peter Matthew is a Senior Portfolio Manager. He has been with Geode since 2007. Prior to becoming a Senior Portfolio Manager, Mr. Matthew was a Portfolio Manager with Geode since 2016 and an Assistant Portfolio Manager with Geode since 2011. Prior to joining Geode in 2007, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

Robert Regan is a Portfolio Manager. He has been with Geode since 2016. Prior to joining Geode, Mr. Regan was a Senior Implementation Portfolio Manager at State Street Global Advisors from 2008 to 2016. Previously, Mr. Regan was employed by PanAgora Asset Management from 1997 to 2008, most recently as a Portfolio Manager. Mr. Regan began his career at Investors Bank and Trust.

Dan Glenn is a Portfolio Manager. He has been with Geode since 2018. Prior to joining Geode, Mr. Glenn was an Associate Portfolio Manager at Proshares from 2016 to 2018. Previously, Mr. Glenn worked as an Operations Associate at Declaration Management and Research LLC from 2007 to 2009.

Payal Gupta is a Portfolio Manager. She has been with Geode since 2019. Prior to joining Geode, Ms. Gupta was employed by State Street Global Advisors from 2005 to 2019, most recently as a Senior Portfolio Manager. Previously, Ms. Gupta worked at Concentra Integrated Services and at Morgan Stanley.

Thomas O’Brien, CFA, is a Portfolio Manager. He has been with Geode since 2019. Prior to joining Geode, Mr. O’Brien was a Vice President at The Northern Trust Company. Prior to working at The Northern Trust Company from 2004 to 2019, Mr. O’Brien worked as a Portfolio Manager at State Street Global Advisors from 2000 to 2004.

Navid Sohrabi, CFA, is a Portfolio Manager. He has been with Geode since 2019. Prior to joining Geode, Mr. Sohrabi was an Index Portfolio Manager and Quantitative Strategist at DWS from 2015 to 2019. Previously, Mr. Sohrabi worked as a Derivatives Trader and Analyst at Analytic Investors from 2013 to 2015.

Chris Toth, CFA, is a Portfolio Manager. He has been with Geode since 2019. Prior to joining Geode, Mr. Toth was a Portfolio Manager and Trader at Proteus Capital from 2013 to 2018. Previously, Mr. Toth worked as an Associate Portfolio Manager, Analyst and Trader at BlackRock from 2003 to 2012.

Josh Posner, CFA, is a Portfolio Manager. He has been with Geode since 2020. Prior to joining Geode, Mr. Posner was an Assistant Portfolio Manager and worked as an Equity Trader at Vanguard, LLC.

Tom Siwik, CFA, is a Portfolio Manager. He has been with Geode since 2022. Prior to joining Geode, Mr. Siwik was a Portfolio Manager at Abu Dhabi Investment Authority from 2011 to 2022. Previously, Mr. Siwik worked at State Street Global Advisors from 2004 to 2011.

The following table provides information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The table provides the numbers of such accounts, and the total assets in such accounts. The information is provided as of December 31, 2022.

Portfolio Manager	Total Number of Other Registered Investment Companies Managed /Total Assets*	Total Number of Other Pooled Investment Vehicles Managed/Total Assets*	Total Number of Other Accounts Managed/Total Assets*
Louis Bottari	80 / $771,417 million	88 / $85,453 million	8 / $3,167 million
Peter Matthew	80 / $771,417 million	88 / $85,453 million	9 / $3,372 million
Robert Regan	80 / $771,417 million	88 / $85,453 million	9 / $3,372 million
Dan Glenn	80 / $771,417 million	88 / $85,453 million	8 / $3,167 million
Payal Gupta	80 / $771,417 million	88 / $85,453 million	8 / $3,167 million
Thomas O’Brien	80 / $771,417 million	88 / $85,453 million	8 / $3,167 million
Navid Sohrabi	80 / $771,417 million	88 / $85,453 million	8 / $3,167 million
Chris Toth	80 / $771,417 million	88 / $85,453 million	8 / $3,167 million
Josh Posner	80 / $771,417 million	88 / $85,453 million	8 / $3,167 million
Tom Siwik	80 / $771,417 million	88 / $85,453 million	8 / $3,167 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: Potential conflicts of interest may arise in the construction and maintenance of managed accounts and portfolios. Potential conflicts may include, but are not limited to, conflicts of investment strategies. An example may be one portfolio buying or selling a security while another portfolio has a potentially opposite position in the same security. Other potential conflicts may include the allocation of investment opportunities. Geode has implemented policies and procedures that are designed to mitigate the risks associated with conflicts of interest.

There are portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Consequently, portfolio holdings and sector exposures tend to be similar across similar portfolios, mitigating the potential for conflicts of interest. In addition, Geode maintains information barriers around each of its disciplines. Any portfolio’s transactional activities are only available to team members of the investment discipline that manages such portfolio. This is designed to prevent the misuse of portfolio holdings information and trading activity in the other disciplines.

Geode may combine orders to purchase or sell the same security for various portfolios when it is believed that such aggregation is consistent with its duty to seek best execution. Certain orders may not be available for all client portfolios due to cash flow, restrictions, etc. Geode has adopted policies and procedures to mitigate the risk that a client portfolio could be disadvantaged in connection with the aggregation of orders. When purchase orders exceed available supply, allocations will be made on a pro-rata basis generally based on each portfolio’s applicable net assets, but not to exceed order size. This also would include initial public offerings, which tend to be oversubscribed. Short sales, including short sales of exchange traded funds, will be allocated, like purchase transactions, based on proportion to net assets. When sell orders exceed available demand in the market place, allocations will be made on a pro-rata basis, generally calculated by position size, rather than net assets, but not to exceed order size. Sales, if executed in anticipation of when-issued or when-received shares, will be treated the same as sell orders. Short sales will be traded separately from other sales of the same security. Covers of short positions will be allocated, like sell orders, based on proportion to position size.

Compensation: Portfolio manager compensation generally consists of a fixed based salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.

Each portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods up to five years. A portion of each portfolio manager’s bonus is linked to the Portfolio’s relative investment performance measured against the Index. A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

Ownership of Shares:

Louis Bottari: None

Peter Matthew: None

Robert Regan: None

Dan Glenn: None

Payal Gupta: None

Thomas O’Brien: None

Navid Sohrabi: None

Chris Toth: None

Josh Posner: None

Tom Siwik: None

ON BlackRock Advantage Large Cap Growth Portfolio

Portfolio Manager: Raffaele Savi

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	32 / $16.80 billion	0 / $0
Other Pooled Investment Vehicles	46 / $18.95 billion	5 / $3.65 billion
Other Accounts	20 / $23.54 billion	5 / $6.95 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON BlackRock Advantage Large Cap Growth Portfolio

Portfolio Manager: Travis Cooke

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed/Total Assets	Total Number of Other Accounts Managed/Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	28 / $13.70 billion	0 / $0
Other Pooled Investment Vehicles	77 / $14.35 billion	2 / $1.81 billion
Other Accounts	18 / $8.31 billion	6 / $3.30 billion

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. The performance of Mr. Cooke is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Portfolio have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. It should also be noted that Mr. Cooke may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Cooke may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ownership of Shares: None

ON Risk Managed Balanced Portfolio

Portfolio Manager: Daniel Loewy, CFA

Other Accounts:

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed/Total Assets	Total Number of Other Accounts Managed/Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	101 / $13,837 million	0 / $0
Other Pooled Investment Vehicles	310 / $60,468 million	0 / $0
Other Accounts	187 / $16,788 million	1 / $4 million

Compensation: Compensation for our investment professionals – portfolio managers, analysts, and traders -- is designed to align with AllianceBernstein’s mission and values: generating better investment outcomes for our clients while promoting responsibility and stewardship.

Incentive Compensation Significant Component: Portfolio managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for our portfolio managers, the bonus component averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. We believe this helps our investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for our investment professionals is determined by both quantitative and qualitative factors. For portfolio managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the Strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. We also assess the risk pattern of performance, both absolute and relative to peers.

Qualitative Component Includes Responsibility-Related Objectives: The qualitative component of compensation for portfolio managers incorporates the manager’s broader contributions to overall investment processes and our clients’ success. Because we deeply believe as a firm that ESG factors present both investment risks and opportunities, every AllianceBernstein portfolio manager has goals that promote the integration of ESG and sustainability in our investment processes. The exact goals will vary depending on the individual’s role and responsibilities, but typical goals for portfolio managers include discussion of ESG or sustainability risks and opportunities at research reviews and the integration of these factors in portfolio decision making.

Other aspects of qualitative objectives for our portfolio managers include thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong, diverse, and inclusive talent pool, mentoring newer investment professionals, being a good corporate citizen, and the achievement of personal goals. The qualitative portion is determined by individual goals set at the beginning of the year, with measurement and feedback on how those goals are being achieved provided at regular intervals. Other factors that can play a part in determining portfolio managers’ compensation include complexity of investment strategies managed.

Research Analysts: At AllianceBernstein, research professionals have compensation and career opportunities that reflect a stature equivalent to their portfolio manager peers. Compensation for our research analysts is also heavily incentive-based and aligned with results generated for client portfolios. Criteria used include how well the analyst’s research recommendations performed, the breadth and depth of his or her research knowledge, the level of attentiveness to forecasts and market movements, and the analyst’s willingness to collaborate and contribute to the overall intellectual capital of the firm.

Responsibility-Related Objectives for our Research Analysts: Like our portfolio managers, our fundamental research analysts also have goals related to ESG analysis and integration. For our analysts, these typically focus on providing assessments of ESG and sustainability factors in their research and recommendations, engaging with issuers for insight and action on ESG and sustainability topics, and documenting these engagements in our ESIGHT platform.

Traders: Traders are critically important to generating results in client accounts. As such, compensation for our traders is highly competitive and heavily incentive-based. Our portfolio managers and Heads of Trading evaluate traders on their ability to achieve best execution and add value to client portfolios through trading. We also incentivize our fixed income traders to continually innovate for clients, encouraging them to continue developing and refining new trading technologies to enable AllianceBernstein to effectively address liquidity conditions in the fixed income markets for our clients.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm. We have designed our compensation program to attract and retain the highest-caliber employees while aligning with our firm’s deeply held values of responsibility and stewardship. We incorporate multiple sources of industry benchmarking data to ensure our compensation is highly competitive and fully reflects each individual’s contributions in achieving client objectives.

Conflicts of Interest: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading: AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions (except transactions in U.S. Treasuries and open-end mutual funds) and imposes a 60-day holding period for securities purchased by employees to discourage short-term trading. Employees must confirm annually that they have disclosed any potential conflicts of interest and that they are in compliance with the requirements associated with the firm's Policy and Procedures.

Managing Multiple Accounts for Multiple Clients: AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is generally not tied specifically to the performance of any particular client’s account, nor is it generally tied directly to the level or change in level of assets under management.

Allocating Investment Opportunities: The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. AllianceBernstein’s policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis) and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to address potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

Ownership of Shares: None

ON Risk Managed Balanced Portfolio

Portfolio Manager: Joshua Lisser

Other Accounts:

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed/Total Assets	Total Number of Other Accounts Managed/Total Assets for which Advisory Fee is Performance Based
Registered Investment Companies	53 / $32,168 million	0 / $0
Other Pooled Investment Vehicles	10 / $1,948 million	0 / $0
Other Accounts	995 / $28,356 million	1 / $130 million

Compensation: Compensation for our investment professionals – portfolio managers, analysts, and traders -- is designed to align with AllianceBernstein’s mission and values: generating better investment outcomes for our clients while promoting responsibility and stewardship.

Incentive Compensation Significant Component: Portfolio managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for our portfolio managers, the bonus component averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. We believe this helps our investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for our investment professionals is determined by both quantitative and qualitative factors. For portfolio managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the Strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. We also assess the risk pattern of performance, both absolute and relative to peers.

Qualitative Component Includes Responsibility-Related Objectives: The qualitative component of compensation for portfolio managers incorporates the manager’s broader contributions to overall investment processes and our clients’ success. Because we deeply believe as a firm that ESG factors present both investment risks and opportunities, every AllianceBernstein portfolio manager has goals that promote the integration of ESG and sustainability in our investment processes. The exact goals will vary depending on the individual’s role and responsibilities, but typical goals for portfolio managers include discussion of ESG or sustainability risks and opportunities at research reviews and the integration of these factors in portfolio decision making.

Other aspects of qualitative objectives for our portfolio managers include thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong, diverse, and inclusive talent pool, mentoring newer investment professionals, being a good corporate citizen, and the achievement of personal goals. The qualitative portion is determined by individual goals set at the beginning of the year, with measurement and feedback on how those goals are being achieved provided at regular intervals. Other factors that can play a part in determining portfolio managers’ compensation include complexity of investment strategies managed.

Research Analysts: At AllianceBernstein, research professionals have compensation and career opportunities that reflect a stature equivalent to their portfolio manager peers. Compensation for our research analysts is also heavily incentive-based and aligned with results generated for client portfolios. Criteria used include how well the analyst’s research recommendations performed, the breadth and depth of his or her research knowledge, the level of attentiveness to forecasts and market movements, and the analyst’s willingness to collaborate and contribute to the overall intellectual capital of the firm.

Responsibility-Related Objectives for our Research Analysts: Like our portfolio managers, our fundamental research analysts also have goals related to ESG analysis and integration. For our analysts, these typically focus on providing assessments of ESG and sustainability factors in their research and recommendations, engaging with issuers for insight and action on ESG and sustainability topics, and documenting these engagements in our ESIGHT platform.

Traders: Traders are critically important to generating results in client accounts. As such, compensation for our traders is highly competitive and heavily incentive-based. Our portfolio managers and Heads of Trading evaluate traders on their ability to achieve best execution and add value to client portfolios through trading. We also incentivize our fixed income traders to continually innovate for clients, encouraging them to continue developing and refining new trading technologies to enable AllianceBernstein to effectively address liquidity conditions in the fixed income markets for our clients.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm. We have designed our compensation program to attract and retain the highest-caliber employees while aligning with our firm’s deeply held values of responsibility and stewardship. We incorporate multiple sources of industry benchmarking data to ensure our compensation is highly competitive and fully reflects each individual’s contributions in achieving client objectives.

Conflicts of Interest: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading: AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions (except transactions in U.S. Treasuries and open-end mutual funds) and imposes a 60-day holding period for securities purchased by employees to discourage short-term trading. Employees must confirm annually that they have disclosed any potential conflicts of interest and that they are in compliance with the requirements associated with the firm's Policy and Procedures.

Managing Multiple Accounts for Multiple Clients: AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is generally not tied specifically to the performance of any particular client’s account, nor is it generally tied directly to the level or change in level of assets under management.

Allocating Investment Opportunities: The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. AllianceBernstein’s policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis) and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to address potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

Ownership of Shares: None

ON Risk Managed Balanced Portfolio

Portfolio Manager: Marshall Greenbaum, CFA

Other Accounts:

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets	Total Number of Other Accounts Managed /Total Assets for which Advisory Fee is Performance-Based
Registered Investment Companies	53 / $32,168 million	0 / $0
Other Pooled Investment Vehicles	10 / $1,948 million	0 / $0
Other Accounts	995 / $28,356 million	1 / $130 million

Compensation: Compensation for our investment professionals – portfolio managers, analysts, and traders -- is designed to align with AllianceBernstein’s mission and values: generating better investment outcomes for our clients while promoting responsibility and stewardship.

Incentive Compensation Significant Component: Portfolio managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for our portfolio managers, the bonus component averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. We believe this helps our investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for our investment professionals is determined by both quantitative and qualitative factors. For portfolio managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the Strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. We also assess the risk pattern of performance, both absolute and relative to peers.

Qualitative Component Includes Responsibility-Related Objectives: The qualitative component of compensation for portfolio managers incorporates the manager’s broader contributions to overall investment processes and our clients’ success. Because we deeply believe as a firm that ESG factors present both investment risks and opportunities, every AllianceBernstein portfolio manager has goals that promote the integration of ESG and sustainability in our investment processes. The exact goals will vary depending on the individual’s role and responsibilities, but typical goals for portfolio managers include discussion of ESG or sustainability risks and opportunities at research reviews and the integration of these factors in portfolio decision making.

Other aspects of qualitative objectives for our portfolio managers include thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong, diverse, and inclusive talent pool, mentoring newer investment professionals, being a good corporate citizen, and the achievement of personal goals. The qualitative portion is determined by individual goals set at the beginning of the year, with measurement and feedback on how those goals are being achieved provided at regular intervals. Other factors that can play a part in determining portfolio managers’ compensation include complexity of investment strategies managed.

Research Analysts: At AllianceBernstein, research professionals have compensation and career opportunities that reflect a stature equivalent to their portfolio manager peers. Compensation for our research analysts is also heavily incentive-based and aligned with results generated for client portfolios. Criteria used include how well the analyst’s research recommendations performed, the breadth and depth of his or her research knowledge, the level of attentiveness to forecasts and market movements, and the analyst’s willingness to collaborate and contribute to the overall intellectual capital of the firm.

Responsibility-Related Objectives for our Research Analysts: Like our portfolio managers, our fundamental research analysts also have goals related to ESG analysis and integration. For our analysts, these typically focus on providing assessments of ESG and sustainability factors in their research and recommendations, engaging with issuers for insight and action on ESG and sustainability topics, and documenting these engagements in our ESIGHT platform.

Traders: Traders are critically important to generating results in client accounts. As such, compensation for our traders is highly competitive and heavily incentive-based. Our portfolio managers and Heads of Trading evaluate traders on their ability to achieve best execution and add value to client portfolios through trading. We also incentivize our fixed income traders to continually innovate for clients, encouraging them to continue developing and refining new trading technologies to enable AllianceBernstein to effectively address liquidity conditions in the fixed income markets for our clients.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm. We have designed our compensation program to attract and retain the highest-caliber employees while aligning with our firm’s deeply held values of responsibility and stewardship. We incorporate multiple sources of industry benchmarking data to ensure our compensation is highly competitive and fully reflects each individual’s contributions in achieving client objectives.

Conflicts of Interest: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading: AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions (except transactions in U.S. Treasuries and open-end mutual funds) and imposes a 60-day holding period for securities purchased by employees to discourage short-term trading. Employees must confirm annually that they have disclosed any potential conflicts of interest and that they are in compliance with the requirements associated with the firm's Policy and Procedures.

Managing Multiple Accounts for Multiple Clients: AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is generally not tied specifically to the performance of any particular client’s account, nor is it generally tied directly to the level or change in level of assets under management.

Allocating Investment Opportunities: The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. AllianceBernstein’s policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis) and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to address potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

Ownership of Shares: None

ON Moderately Conservative Model Portfolio

Portfolio Manager: Gary Rodmaker

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	5 funds / $2.9 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	9 / $12.3 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the portfolio’s benchmark and performance vs. the portfolio’s peer group both calculated over one and three year time periods. A portion of Mr. Rodmaker’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability and overall contribution to corporate performance.

Ownership of Shares: None

ON Balanced Model Portfolio

Portfolio Manager: Gary Rodmaker

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	5 funds / $2.3 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	9 / $12.3 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the portfolio’s benchmark and performance vs. the portfolio’s peer group both calculated over one and three year time periods. A portion of Mr. Rodmaker’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability and overall contribution to corporate performance.

Ownership of Shares: None

ON Moderate Growth Model Portfolio

Portfolio Manager: Gary Rodmaker

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	5 funds / $1.7 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	9 / $12.3 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the portfolio’s benchmark and performance vs. the portfolio’s peer group both calculated over one and three year time periods. A portion of Mr. Rodmaker’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability and overall contribution to corporate performance.

Ownership of Shares: None

ON Growth Model Portfolio

Portfolio Manager: Gary Rodmaker

The following information about the portfolio manager is provided as of December 31, 2022.

Other Accounts Managed	Total Number of Other Accounts Managed /Total Assets*
Registered Investment Companies	5 funds / $2.8 billion
Other Pooled Investment Vehicles	0 / $0
Other Accounts	9 / $12.3 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Conflicts of Interest: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Compensation: Gary Rodmaker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based on multiple performance criteria including performance vs. the portfolio’s benchmark and performance vs. the portfolio’s peer group both calculated over one and three year time periods. A portion of Mr. Rodmaker’s variable annual incentive compensation is discretionary and is based on a number of factors including corporate profitability and overall contribution to corporate performance.

Ownership of Shares: None

Brokerage Allocation

The Adviser buys and sells the Portfolio securities for the ON Bond Portfolio, and the fixed-income component of the ON BlackRock Balanced Allocation Portfolio, and selects the brokers and dealers to handle such transactions. Each of the sub-advisers selects the brokers and dealers that execute the transactions for the Portfolios managed by the respective sub-adviser. It is the intention of the Adviser and of each sub-adviser to place orders for the purchase and sale of securities with the objective of obtaining the most favorable price consistent with good brokerage service. The cost of securities transactions for each Portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the Adviser and sub-advisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

In selecting brokers or dealers through whom to effect transactions, the Adviser and sub-advisers consider a number of factors including the quality, difficulty and efficiency of execution, confidentiality and trade anonymity, and value of research, statistical, quotation and valuation services provided. Research services by brokers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, and Portfolio strategy. In making such determination, the Adviser or sub-adviser may use a broker whose commission in effecting a securities transaction is in excess of that of some other broker if the Adviser or sub-adviser determines in good faith that the amount of such commission is reasonable in relation to the value of the research and related services provided by such broker. In effecting a transaction for one Portfolio, a broker may also offer services of benefit to other Portfolios managed by the Adviser or sub-adviser, or of benefit to its affiliates.

Generally, it is not possible to place a dollar value on research and related services provided by brokers to the Adviser or a sub-adviser. However, receipt of such services may tend to reduce the expenses of the Adviser or the sub-advisers. Research, statistical and similar information furnished by brokers may be of incidental assistance to other clients of the Adviser or the sub-advisers and conversely, transaction costs paid by other clients of the Adviser or the sub-advisers may generate information which is beneficial to the Fund.

Consistent with these policies, the sub-advisers may, with the Board’s approval and subject to its review, direct Portfolio transactions to be executed by a broker affiliated with the sub-adviser so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. Additionally, it is possible that the Adviser or a sub-adviser may direct brokerage to a broker that also sells Ohio National’s products, either itself or through affiliates. Portfolio managers are strictly prohibited from considering variable product sales as a factor for directing brokerage.

For each of the indicated years, ended on December 31, the following brokerage commission amounts were paid by each Portfolio:

	2022	2021	2020
ON Bond Portfolio*	–	–	–
ON BlackRock Balanced Allocation Portfolio	70,431	121,177	132,667
ON BlackRock Advantage International Equity Portfolio	250,042	427,595	458,343
ON Fidelity Institutional AM® Equity Growth Portfolio	32,911	37,465	17,902
ON AB Small Cap Portfolio	41,366	76,044	30,067
ON AB Mid Cap Core Portfolio	17,440	28,887	5,222
ON S&P 500® Index Portfolio	3,980	8,928	7,226
ON Federated High Income Bond Portfolio	28	619	–
ON BlackRock Advantage Large Cap Value Portfolio	80,521	149,164	131,034
ON Nasdaq-100® Index Portfolio	3,587	2,510	2,967
ON BlackRock Advantage Large Cap Core Portfolio	75,113	134,533	144,544
ON BlackRock Advantage Small Cap Growth Portfolio	47,128	86,194	118,176
ON S&P MidCap 400® Index Portfolio	5,624	6,150	13,011
ON BlackRock Advantage Large Cap Growth Portfolio	69,654	32,165	32,031
ON Risk Managed Balanced Portfolio	191,405	49,633	79,297
ON Moderately Conservative Model Portfolio*	–	–	–

	2022	2021	2020
ON Balanced Model Portfolio*	–	–	–
ON Moderate Growth Model Portfolio*	–	–	–
ON Growth Model Portfolio*	–	–	–
Total	$889,230	$1,161,064	$1,172,487

*	The Portfolios paid no brokerage commission amounts for the years ended December 31, 2022, 2021 and 2020.

Purchase and Redemption of Shares

Fund shares are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the shares is tendered to the Fund. However, the Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the SEC, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the SEC by order so permits for the protection of security holders of the Fund.

Shares of one Portfolio may be exchanged for shares of another Portfolio of the Fund on the basis of the relative net asset value next computed after an exchange order is received by the Fund.

The net asset value of the Fund’s shares is determined on each day on which an order for purchase or redemption of the Fund’s shares is received and there is a sufficient degree of trading in Portfolio securities that the current net asset value of its shares might be materially affected. Such determination is made as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of the securities in that Portfolio plus any cash or other assets less all liabilities of the Portfolio, by the number of shares outstanding for that Portfolio.

Securities which are held in a Portfolio and listed on a securities exchange are valued at the last sale price at the close of the exchange or, if there has been no sale that day, then the mean between the bid and ask prices will be used. OTC securities are normally valued at the last trade price as of 4:00 p.m. Eastern time.

The Board is ultimately responsible for determining the current net asset values of each Portfolio. The Board has authorized the Adviser and its service providers to use the following sources to determine the current daily prices of securities owned by the Portfolios: FT Interactive Data, Reuters, Bloomberg, Standard and Poor’s Securities Evaluations, Inc. and any brokers making a market in a particular security.

Short-term debt securities in all Portfolios other than the ON BlackRock Balanced Allocation Portfolio with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost. The Fund has obtained an exemptive order from the SEC permitting it to value all short-term debt securities in the ON BlackRock Balanced Allocation Portfolio at amortized cost. The short-term debt assets of the ON BlackRock Balanced Allocation Portfolio are valued at their cost on the date of acquisition with a daily adjustment being made to accrued income to reflect amortization of premium or accretion of discount to the maturity date. All other assets of the ON BlackRock Balanced Allocation Portfolio and of all other Portfolios, including restricted debt securities and other investments for which market quotations are not readily available, are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board.

As a condition of the exemptive order, the Fund has agreed, with respect to short-term debt securities in its ON BlackRock Balanced Allocation Portfolio, to maintain a dollar-weighted average maturity of not more than 120 days and to not purchase any such debt security having a maturity of more than one year. The dollar-weighted average maturity of short-term debt securities is determined by dividing the sum of the dollar value of each such security times the remaining days to maturity of such security by the sum of the dollar value of all short-term debt securities. Should the disposition of a short-term debt security result in a dollar-weighted average maturity of more than the number of days allowed under the exemptive order or Rule 2a-7, as the case may be, the Portfolio will invest its available cash so as to reduce such average maturity to the required number of days or less as soon as reasonably practicable. The Fund normally holds short-term debt securities to maturity and realizes par therefor unless an earlier sale is required to meet redemption requirements.

In addition, the ON BlackRock Balanced Allocation Portfolio is required to limit its short-term debt investments, including repurchase agreements, to those United States dollar denominated instruments which the Board determines present minimal credit risks and which are in the top two rating categories of any nationally recognized statistical rating organizations or, in the case of any instrument that is not rated, of comparable quality as determined by the Board. Although the use of amortized cost provides certainty in valuation, it may result in periods during which value so determined is higher or lower than the price the Fund would receive if it liquidated its securities.

Tax Status

At December 31, 2022, the Fund and each then existing Portfolio qualified as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Under such provisions, the Fund is not subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each Portfolio is treated as a separate corporation for federal income tax purposes, including determining whether it qualifies as a regulated investment company and determining its net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a regulated investment company, each Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities. Each Portfolio also intends to comply with the diversification requirements or regulations under Sections 817(h) and 851(b)(3) of the Code.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. Since the only eligible shareholders of the Fund are separate accounts of ONLIC, ONLAC and other insurance companies, no discussion is stated herein as to the federal income tax consequences at the shareholder level.

Total Return

Total returns quoted in advertising reflect all aspects of a Portfolio’s investment return, including the effects of reinvesting dividends and capital gain distributions as well as changes in the Portfolio’s net asset value per share over the period shown. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result had the rate of growth or decline been constant over that period. While average annual returns are a convenient means of comparing investment alternatives, no Portfolio will experience a constant rate of growth or decline over time.

The average annual compounded rate of return for a Portfolio over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:	P	=	a hypothetical initial payment of $1,000,
	T	=	the average annual total return,
	n	=	the number of years, and
	ERV	=	the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

The average annual total returns for each of the Portfolios from the inception of the Portfolio and for the one-, five- and ten-year or since inception (if there is not sufficient history) periods ended on December 31, 2022, are as stated below:

Portfolio Performance	One Year	Five Years	Ten Years	From Inception	Inception Date
ON Bond Portfolio	-15.19%	0.36%	1.72%	–	11/2/1982
ON BlackRock Balanced Allocation Portfolio	-18.41%	4.41%	9.49%	–	9/10/1984
ON BlackRock Advantage International Equity Portfolio‡	-13.47%	1.86%	2.91%	–	5/3/1993
ON Fidelity Institutional AM® Equity Growth Portfolio*	-33.92%	9.13%	12.49%	–	3/31/1995
ON AB Small Cap Portfolio‡‡	-28.73%	4.47%	10.17%	–	1/3/1997
ON AB Mid Cap Core Portfolio‡‡	-23.31%	7.12%	9.83%	–	1/3/1997
ON S&P 500® Index Portfolio	-18.42%	9.01%	12.10%	–	1/3/1997
ON BlackRock Advantage Large Cap Value Portfolio+++	-8.97%	5.25%	8.81%	–	5/1/1998
ON Federated High Income Bond Portfolio	-11.43%	1.96%	3.70%	–	5/1/1998
ON Nasdaq-100® Index Portfolio	-32.57%	11.92%	15.90%	–	5/1/2000
ON BlackRock Advantage Large Cap Core Portfolio++	-19.56%	5.89%	12.10%	–	5/1/2002
ON BlackRock Advantage Small Cap Growth Portfolio++	-26.12%	5.59%	9.09%	–	5/1/2002
ON S&P MidCap 400® Index Portfolio†	-13.40%	6.27%	9.31%	–	11/2/2005
ON BlackRock Advantage Large Cap Growth Portfolio++	-32.56%	6.20%	11.98%	–	5/1/2007
ON Risk Managed Balanced Portfolio**	-22.62%	6.20%	–	6.75%	5/1/2014
ON Moderately Conservative Model Portfolio	-15.12%	2.35%	–	3.18%	3/1/2017
ON Balanced Model Portfolio	-15.75%	3.23%	–	4.14%	3/1/2017
ON Moderate Growth Model Portfolio	-17.17%	4.14%	–	5.32%	3/1/2017
ON Growth Model Portfolio	-18.29%	4.98%	–	6.21%	3/1/2017

†	Geode Capital Management, LLC assumed management of the ON S&P MidCap 400® Index Portfolio on December 19, 2016. The Portfolio was previously managed by First Trust Advisors L.P.

‡	BlackRock Investment Management, LLC assumed management of the ON BlackRock Advantage International Equity Portfolio on December 6, 2019. The Portfolio was previously managed by Lazard Asset Management LLC.

‡‡	AllianceBernstein L.P. assumed management of the ON AB Small Cap Portfolio (formerly ON Janus Henderson Venture Portfolio) and ON AB Mid Cap Core Portfolio (formerly ON Janus Henderson Enterprise Portfolio) on May 1, 2021. The Portfolios were previously managed by Janus Henderson Investors US LLC.

+	BlackRock Investment Management, LLC assumed management of the equity component of the ON BlackRock Balanced Allocation Portfolio on February 1, 2019. The equity component of the Portfolio was previously managed by Suffolk Capital Management, LLC.

++	BlackRock Investment Management, LLC assumed management of the ON BlackRock Advantage Large Cap Core Portfolio, ON BlackRock Advantage Small Cap Growth Portfolio and ON BlackRock Advantage Large Cap Growth Portfolio on February 1, 2019. The Portfolios were previously managed by Suffolk Capital Management, LLC.

+++	BlackRock Investment Management, LLC assumed management of the ON BlackRock Advantage Large Cap Value Portfolio on December 6, 2019. The Portfolio was previously managed by Federated Equity Management Company of Pennsylvania.

*	FIAM LLC assumed management of the ON Fidelity Institutional AM® Equity Growth Portfolio (formerly ON Janus Henderson Forty Portfolio) on July28, 2023. The Portfolio was previously managed by Janus Henderson Investors US LLC.

**	AllianceBernstein L.P. assumed management of the ON Risk Managed Balanced Portfolio on May 1, 2020. The Balanced Component of the Portfolio was previously managed by Janus Henderson Investors US LLC and the Risk Management Component of the Portfolio was previously managed by AnchorPath Financial, LLC.

In addition to average annual total returns, advertising may reflect cumulative total returns that simply reflect the change in value of an investment in a Portfolio over a period. This may be expressed as either a percentage change, from the beginning to the end of the period, or the end-of-period dollar value of an initial hypothetical investment. The cumulative total returns for each of the Portfolios from the inception of the Portfolio and for the five- and ten-year periods ended on December 31, 2022 (shown as an end-of-period dollar value assuming a hypothetical initial investment of $10,000) were as follows:

	Five Years	Ten Years	Since Inception
ON Bond Portfolio	$10,179	$11,861	–
ON BlackRock Balanced Allocation Portfolio	$12,408	$24,753	–
ON BlackRock Advantage International Equity Portfolio	$10,967	$13,327	–
ON Fidelity Institutional AM® Equity Growth Portfolio	$15,477	$32,436	–
ON AB Small Cap Portfolio	$12,443	$26,331	–
ON AB Mid Cap Core Portfolio	$14,105	$25,538	–
ON S&P 500® Index Portfolio	$15,397	$31,324	–
ON Federated High Income Bond Portfolio	$11,019	$14,385	–
ON BlackRock Advantage Large Cap Value Portfolio	$12,913	$23,270	–
ON Nasdaq-100® Index Portfolio	$17,562	$43,730	–
ON BlackRock Advantage Large Cap Core Portfolio	$13,315	$31,340	–
ON BlackRock Advantage Small Cap Growth Portfolio	$13,128	$23,869	–
ON S&P MidCap 400® Index Portfolio	$13,551	$24,349	–
ON BlackRock Advantage Large Cap Growth Portfolio	$13,510	$30,991	–
ON Risk Managed Balanced Portfolio	$13,506	–	$17,616
ON Moderately Conservative Model Portfolio	$11,230	–	$12,005
ON Balanced Model Portfolio	$11,725	–	$12,675
ON Moderate Growth Model Portfolio	$12,247	–	$13,533
ON Growth Model Portfolio	$12,752	–	$14,218

Independent Registered Public Accounting Firm

KPMG LLP, an independent registered public accounting firm with offices at 191 W. Nationwide Boulevard, Suite 500, Columbus, Ohio, 43215 serves as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2022. KPMG LLP will perform an annual audit of the Fund’s financial statements. Reports of its activities are provided to the Board.

Financial Statements

The Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2022 has been filed with the Commission. The financial statements in the Annual Report are incorporated by reference into this Statement of Additional Information. The financial statements included in the Annual Report have been audited by the Fund’s independent registered public accounting firm, KPMG LLP, whose report thereon also appears in the Annual Report and is incorporated by reference.

Appendix - Debt Security Ratings

The SEC has designated five nationally recognized statistical rating organizations: Fitch Investors Service, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corp. (“S&P”), and, with respect to bank-supported debt and debt issued by banks, broker-dealers and their affiliates, IBCA Inc. and its British affiliate, IBCA Limited (“IBCA”) and Thompson Bankwatch, Inc. (“TBW”). The Adviser may use the ratings of all five such rating organizations as factors to consider in determining the quality of debt securities, although it will generally only follow Fitch, Moody’s and S&P. IBCA and TBW will only be consulted if fewer than two of the other three rating organizations have given their top rating to a security. Only the ratings of Moody’s, S&P and Fitch will be considered in determining the eligibility of bonds for acquisition by the Fund.

Moody’s Investors Service, Inc. (“Moody’s”)

Global Short-Term Rating Scale:

Ratings assigned on Moody’s global short-term rating scales are forwardlooking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Global Long-Term Rating Scale:

Ratings assigned on Moody’s global long-term rating scales are forward looking opinions of the relative credit risks of financial obligations issued by non-financial corporations, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Standard & Poor’s Corp. (“S&P”)

Short-Term Issue Credit Ratings:

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

Dual Ratings: Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+‘ or ‘A-1+/ A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+‘).

Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ (“S&P”) analysis of the following considerations:

●	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitments on a financial obligation in accordance with the terms of the obligation;

●	Nature and provisions of the financial obligation and the promise S&P imputes; and

●	Protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Investment Grade:

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely weaken the obligor’s capacity to meet its financial commitments on the obligation.

Speculative Grade:

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested and there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Fitch Investors Service, Inc. (“Fitch”)

Short-Term Credit Ratings:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation. Long-Term Credit Ratings:

Investment Grade:

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (“IDRs”). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance, and public finance. IDRs opine on an entity’s relative vulnerability to default (including by way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade:

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk.

CC	Very high levels of credit risk.

C	Near default.

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	the formal announcement by the issuer or their agent of a distressed debt exchange;

d.	a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD       Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	ordinary execution of a distressed debt exchange on one or more material financial obligations.

D	Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (’AA+‘; ’AA’; ‘AA-’; each a rating level). Such suffixes are not added to the ‘AAA’ rating and ratings below the ‘CCC’ category.

Ohio National Fund, Inc.

Form N-1A

Part C

Other Information

Item 28. Exhibits

Exhibits:

(a)(1)	Articles of Restatement of Registrant were filed as Exhibit (99)(1) of Registrant’s Form N-14 on September 18, 2020 and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834420018801/fp0057802_ex99161.htm)

(a)(2)	Supplementary Articles of Registrant were filed as Exhibit 99(a)(2) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928a2.htm)

(a)(3)	Supplementary Articles of Registrant are filed herewith as Exhibit 99(a)(3).

(b)	By-laws of the Registrant were filed as Exhibit 99(b) of the Registrant’s Form N-1A, Post-Effective Amendment No. 66, on April 25, 2014 and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312514158691/d690881dex99b.htm)

(b)(1)	Amended and Restated By-laws of the Registrant were filed as Exhibit 99(b)(1) of Registrant’s Form N-1A, Post-Effective Amendment No. 84 on April 24, 2018 and are incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312518128031/d522948dex99b1.htm)

(c)	None.

(d)	Amended and Restated Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., as amended, was filed as Exhibit 99(d) of the Registrant’s Form N-1A, Post-Effective Amendment No. 66, on April 25, 2014 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312514158691/d690881dex99d.htm)

(d)(1)	Amendment to Investment Advisory Agreement to add the ON Model Portfolios was filed as Exhibit 99(d)(1) of the Registrant’s Form N-1A, Post-Effective Amendment No. 80, on March 1, 2017 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312517064456/d350098dex99d1.htm)

(d)(1)(a)	Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc. with respect to the ON Model Portfolios was filed as Exhibit 99(d)(1)(a) of the Registrant’s Form N-1A, Post-Effective Amendment No. 80, on March 1, 2017 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312517064456/d350098dex99d1a.htm)

(d)(1)(b)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 82 on April 26, 2017 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312517138605/d320411dex99d1b.htm)

(d)(1)(c)	Amendment to Operating Expense Limitation Agreement was filed as Exhibit 99(d)(1)(c) of Registrant’s Form N-1A, Post-Effective Amendment No. 84 on April 24, 2018 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312518128031/d522948dex99d1c.htm)

(d)(1)(d)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(d) of Registrant’s Form N-1A, Post-Effective Amendment No. 87 on April 25, 2019 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312519119239/d638999dex99d1d.htm)

(d)(1)(e)	Amendment to Operating Expense Limitation Agreement was filed as Exhibit 99(d)(1)(e) of Registrant’s Form N-1A, Post-Effective Amendment No. 89 on September 13, 2019 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312519244677/d684206dex99d1e.htm)

(d)(1)(f)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(f) of Registrant’s Form N-1A, Post-Effective Amendment No. 89 on September 13, 2019 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312519244677/d684206dex99d1f.htm)

(d)(1)(g)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(g) of Registrant’s Form N-1A, Post-Effective Amendment No. 90 on November 22, 2019 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312519298208/d835495dex99d1g.htm)

(d)(1)(h)	Amendment to Operating Expense Limitation Agreement was filed as Exhibit 99(d)(1)(h) of Registrant’s Form N-1A, Post-Effective Amendment No. 93 on February 14, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312520037004/d888074dex99d1h.htm)

(d)(1)(i)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(i) of Registrant’s Form N-1A, Post-Effective Amendment No. 95 on April 24, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312520118815/d900649dex99d1i.htm)

(d)(1)(j)	Amendment to Operating Expense Limitation Agreement was filed as Exhibit (99)(6)(l) of Registrant’s Form N-14 on September 18, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834420018801/fp0057802_ex99166l.htm)

(d)(1)(k)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(k) of Registrant’s Form N-1A Post-Effective Amendment No. 98 on April 27, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/0000315754/000139834421008588/fp0063934_ex9928d1k.htm)

(d)(1)(l)	Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc., with respect to the ON iShares Managed Risk Balanced Portfolio was filed as Exhibit 99(d)(1)(l) of Registrant’s Form N-1A, Post-Effective Amendment No. 101 on November 30, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834421023086/fp0070475_ex9928d1l.htm).

(d)(1)(m)	Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc., with respect to the ON Janus Henderson U.S. Low Volatility Portfolio and the ON Federated Core Plus Bond Portfolio was filed as Exhibit 99(d)(1)(m) of Registrant’s Form N-1A, Post-Effective Amendment No. 101 on November 30, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834421023086/fp0070475_ex9928d1m.htm)

(d)(1)(n)	Amendment to Investment Advisory Agreement was filed as Exhibit 99(d)(1)(n) of Registrant’s Form N-1A, Post-Effective Amendment No. 101 on November 30, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834421023086/fp0070475_ex9928d1n.htm)

(d)(1)(o)	Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., was filed as Exhibit 99(d)(1)(o) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d1o.htm)

(d)(1)(p)	Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc., with respect to the ON Risk Managed Balanced Portfolio was filed as Exhibit 99(d)(1)(p) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d1p.htm)

(d)(1)(q)	Amendment to Investment Advisory Agreement with respect to the ON U.S. Low Volatility Portfolio was filed as Exhibit 99(d)(1)(q) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d1q.htm)

(d)(1)(r)	Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc., with respect to the ON iShares Managed Risk Balanced Portfolio, ON iShares Managed Risk Moderate Growth Portfolio, ON iShares Managed Risk Growth Portfolio and ON BlackRock Advantage Large Cap Growth Portfolio was filed as Exhibit 99(d)(1)(r) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d1r.htm)

(d)(1)(s)	Amendment to Investment Advisory Agreement with respect to the ON iShares Managed Risk Balanced Portfolio, the ON iShares Managed Risk Moderate Growth Portfolio and the ON iShares Managed Risk Growth Portfolio was filed as Exhibit 99(d)(1)(s) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d1s.htm)

(d)(1)(t)	Amendment to Operating Expense Limitation Agreement between Registrant and Ohio National Investments, Inc., with respect to the ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio, and ON Growth Model Portfolio was filed as Exhibit 99(d)(1)(t) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d1t.htm)

(d)(1)(u)	Amendment to Investment Advisory Agreement with respect to the ON Fidelity Institutional AM® Equity Growth Portfolio (formerly, the ON Janus Henderson Forty Portfolio) is filed herewith as Exhibit 99(d)(1)(u).

(d)(2)	Sub-Advisory Agreement between Ohio National Investments, Inc. and Federated Investment Management Company as to the ON Federated High Income Bond Portfolio was filed as Exhibit 99(d)(2)(c) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d2c.htm)

(d)(3)	Sub-Advisory Agreement between Ohio National Investments, Inc. and Geode Capital Management, LLC as to the ON Nasdaq -100® Index Portfolio was filed as Exhibit 99(d)(3)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d3a.htm)

(d)(4)	Sub-Advisory Agreement between Ohio National Investments, Inc. and Geode Capital Management, LLC as to the ON S&P 500® Index Portfolio was filed as Exhibit 99(d)(4)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d4b.htm)

(d)(5)	Amended and Restated Sub-Advisory Agreement between Ohio National Investments, Inc. and Geode Capital Management, LLC as to the ON S&P MidCap 400® Index Portfolio was filed as Exhibit 99(d)(5)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d5a.htm)

(d)(6)	Sub-Advisory Agreement between Ohio National Investments, Inc. and FIAM LLC as to the ON Fidelity Institutional AM® Equity Growth Portfolio (formerly, the ON Janus Henderson Forty Portfolio) is filed herewith as Exhibit 99(d)(6).

(d)(7)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Balanced Allocation Portfolio was filed as Exhibit 99(d)(7)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d7b.htm)

(d)(8)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Core Portfolio was filed as Exhibit 99(d)(8)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d8b.htm)

(d)(9)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Growth Portfolio was filed as Exhibit 99(d)(9)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d9b.htm)

(d)(10)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Small Cap Growth Portfolio was filed as Exhibit 99(d)(10)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d10b.htm)

(d)(11)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage International Equity Portfolio was filed as Exhibit 99(d)(11)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d11a.htm)

(d)(12)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON BlackRock Advantage Large Cap Value Portfolio was filed as Exhibit 99(d)(12)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d12a.htm)

(d)(13)	Sub-Advisory Agreement between Ohio National Investments, Inc. and AllianceBernstein L.P. as to the ON Risk Managed Balanced Portfolio was filed as Exhibit 99(d)(13)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d13a.htm)

(d)(14)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Balanced Portfolio was filed as Exhibit 99(d)(14)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d14a.htm)

(d)(14)(a)	Amendment to Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Balanced Portfolio was filed as Exhibit 99(d)(14)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d14a.htm)

(d)(15)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Moderate Growth Portfolio was filed as Exhibit 99(d)(15)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d15a.htm)

(d)(15)(a)	Amendment to Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Moderate Growth Portfolio was filed as Exhibit 99(d) (15)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d15a.htm)

(d)(16)	Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Growth Portfolio was filed as Exhibit 99(d)(16)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d16a.htm)

(d)(16)(a)	Amendment to Sub-Advisory Agreement between Ohio National Investments, Inc. and BlackRock Investment Management, LLC as to the ON iShares Managed Risk Growth Portfolio was filed as Exhibit 99(d)(16)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d16a.htm)

(d)(17)	Sub-Advisory Agreement between Ohio National Investments, Inc and Intech Investment Management LLC as to the ON U.S. Low Volatility Portfolio was filed as Exhibit 99(d)(17)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928d17.htm)

(d)(18)	Sub-Advisory Agreement between Ohio National Investments, Inc. and Federated Investment Management Company as to the ON Federated Core Plus Bond Portfolio was filed as Exhibit 99(d)(18)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d18a.htm)

(d)(19)	Sub-Advisory Agreement between Ohio National Investments, Inc. and AllianceBernstein, L.P. as to the ON AB Mid Cap Core Portfolio was filed as Exhibit 99(d)(19)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d19a.htm)

(d)(20)	Sub-Advisory Agreement between Ohio National Investments, Inc. and AllianceBernstein, L.P. as to the ON AB Small Cap Portfolio was filed as Exhibit 99(d)(20)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d20a.htm)

(d)(21)	Sub-Advisory Agreement between Ohio National Investments, Inc. and AllianceBernstein, L.P. as to the ON AB Relative Value Portfolio was filed as Exhibit 99(d)(21)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928d21a.htm)

(g)	Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit (g)(2) of Registrant’s Form N-1A, Post-Effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000095015206003585/l17800aexv99wgw2.txt)

(g)(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(g)(1) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312516567571/d160001dex99g1.htm)

(g)(2)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(g)(2) of the Registrant’s Form N-1A, Post-Effective Amendment No. 92 on February 7, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312520027961/d858961dex99g2.htm)

(g)(3)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(g)(3) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928g3.htm)

(g)(4)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(g)(4) of Registrant’s Form N-1A, Post-Effective Amendment No. 103 on April 26, 2023 and is incorporated by reference herein

(https://www.sec.gov/Archives/edgar/data/315754/000139834423007846/fp0082866-1_ex9928g4.htm)

(h)	Transfer Agency Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC (now called U.S. Bancorp Fund Services, LLC) was filed as Exhibit (h)(2) of the Registrant’s Form N-1A, Post-Effective Amendment No. 41, on April 9, 2001 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000095015201500724/l86567aex99-h_2.txt)

(h)(1)	Service Agreement among the Registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company, dated May 1, 1996, was filed as Exhibit (9)(b) of the Registrant’s Form N-1A, Post-Effective Amendment No. 31, on March 1, 1996 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/0000950152-96-000762.txt)

(h)(2)	Master Repurchase Agreement between the Registrant and Star Bank, N.A. (now called U.S. Bank, N.A.) was filed as Exhibit (9)(c) of the Registrant’s Form N-1A, Post-Effective Amendment No. 33, on April 25, 1997 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/0000950152-97-003203.txt)

(h)(3)	Services Agreement for the ON BlackRock Advantage International Equity Portfolio between the Registrant and Interactive Data Corporation was filed as Exhibit (9)(e) of the Registrant’s Form N-1A, Post-Effective Amendment No. 23, on October 29, 1993 and is incorporated by reference herein. (No link available.)

(h)(4)	Partial Fund Administration Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was filed as Exhibit (h)(7) of Registrant’s Form N-1A, Post-Effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000095015206003585/l17800aexv99whw7.txt)

(h)(5)	Fund Accounting Servicing Agreement the Registrant and U.S. Bancorp Fund Services, LLC was filed as Exhibit (h)(8) of Registrant’s Form N-1A, Post-Effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000095015206003585/l17800aexv99whw8.txt)

(h)(6)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(9) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h9.htm)

(h)(7)	Second Amendment to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(10) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h10.htm)

(h)(8)	Third Amendment to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(11) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h11.htm)

(h)(9)	Second Amendment to the Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit 99(h)(12) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h12.htm)

(h)(10)	Third Amendment to the Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit 99(h)(13) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h13.htm)

(h)(11)	Fourth Amendment to the Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit 99(h)(14) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h14.htm)

(h)(12)	Third Amendment to the Partial Fund Administration Servicing Agreement among the Registrant, Ohio National Investments, Inc. and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(15) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h15.htm)

(h)(13)	Fourth Amendment to the Partial Fund Administration Servicing Agreement among the Registrant, Ohio National Investments, Inc. and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(16) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h16.htm)

(h)(14)	Fifth Amendment to the Partial Fund Administration Servicing Agreement among the Registrant, Ohio National Investments, Inc. and U.S. Bancorp Funds Services, LLC was filed as Exhibit 99(h)(17) of the Registrant’s Form N-1A, Post-Effective Amendment No. 72 on September 17, 2015 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312515322138/d65636dex99h17.htm)

(h)(15)	Administrative Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(15) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312516567571/d160001dex99h15.htm)

(h)(16)	Class Action Services Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(16) on the Registrant’s Form N-1A, Post-Effective Amendment No. 75 on April 29, 2016 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312516567571/d160001dex99h16.htm)

(h)(17)	First Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(17) of the Registrant’s Form N-1A, Post-Effective Amendment No. 92 on February 7, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312520027961/d858961dex99h17.htm)

(h)(18)	Second Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(18) of the Registrant’s Form N-1A, Post-Effective Amendment No. 92 on February 7, 2020 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000119312520027961/d858961dex99h18.htm)

(h)(19)	Third Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(19) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h19.htm)

(h)(20)	Fourth Amendment to Administration Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(20) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h20.htm)

(h)(21)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(21) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h21.htm)

(h)(22)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company was filed as Exhibit 99(h)(22) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h22.htm)

(h)(23)	Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc., and iShares U.S. ETF Trust was filed as Exhibit 99(h)(23) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h23.htm)

(h)(24)	Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and DFA Investment Dimensions Group Inc. was filed as Exhibit 99(h)(24) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h24.htm)

(h)(25)	Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and Fidelity Advisor Series VII was filed as Exhibit 99(h)(25) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h25.htm)

(h)(26)	Fund of Funds Investment Agreement between Registrant and PIMCO Funds was filed as Exhibit 99(h)(26) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h26.htm)

(h)(27)	Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and Vanguard World Fund was filed as Exhibit 99(h)(27) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h27.htm)

(h)(28)	Fund of Funds Investment Agreement between Registrant and Western Asset Funds, Inc. was filed as Exhibit 99(h)(28) of Registrant’s Form N-1A, Post-Effective Amendment No. 102 on April 27, 2022 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834422007930/fp0074782_ex9928h28.htm)

(i)(1)	Opinion of Thompson Hine LLP was filed as Exhibit 99(i)(1) of Registrant's Form N-1A, Post-Effective Amendment No. 101, on November 30, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834421023086/fp0070475_ex9928i1.htm)

(i)(2)	Consent of Thompson Hine LLP is filed herewith as Exhibit 99(i)(2).

(j)(1)	Investment letter for the initial subscription of capital stock of the Registrant’s ON BlackRock Advantage International Equity Portfolio was filed as Exhibit (13) of the Registrant’s Form N-1A, Post-Effective Amendment No. 22, on April 22, 1993 and is incorporated by reference herein. (No link available.)

(j)(2)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit 99(j)(2).

(p)(1)	Registrant’s Code of Ethics for President and Treasurer (pursuant to Sarbanes-Oxley Act), adopted November 18, 2003, was filed as Exhibit (P)(1) to Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000095015204001085/l05164dexv99wpw1.txt)

(p)(2)	Registrant’s Code of Ethics, as amended February, 2020, was filed as Exhibit 99(p)(2) to Registrant’s Form N-1A, Post-Effective Amendment No. 101 on November 30, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834421023086/fp0070475_ex9928p2.htm)

(p)(3)	Adviser’s Code of Ethics, as amended February, 2020, was filed as Exhibit 99(p)(3) to Registrant’s Form N-1A, Post-Effective Amendment No. 101 on November 30, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/315754/000139834421023086/fp0070475_ex9928p3.htm).

(24)	Powers of Attorney are filed herewith as Exhibit (24).

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is an affiliate of Constellation Insurance, Inc. (formerly Ohio National Financial Services, Inc.), an Ohio intermediate holding company which is an indirect subsidiary of Constellation Insurance GP LLC. An organization chart for Constellation Insurance GP LLC is set forth below.

Caisse de dépôt et placement du Québec Constellation Voting Trust, a Canadian voting trust, owns (1) 49.5% of the voting securities of Constellation Insurance GP, LLC; and (2) 20% of the voting securities of Constellation Insurance Holdings, Inc., an Ohio intermediate holding company.

Ontario Teachers’ Pension Plan Constellation Voting Trust, a Canadian voting trust, owns 29.9% of the voting securities of Constellation Insurance GP, LLC.

11004883 Canada Inc., a Canadian holding company, owns (1) 19.6% of the voting securities of Constellation Insurance GP, LLC; and (2) 20% of the voting securities of Constellation Insurance Holdings, Inc.

Constellation Insurance GP LLC, a Delaware holding company, owns 100% of the voting securities of ONLH Holdings GP LLC, a Delaware intermediate holding company.

ONLH Holdings GP LLC owns 99% of the voting securities of ONLH Holdings LP, a Delaware limited partnership.

ONLH Holdings LP owns 60% of the voting securities of Constellation Insurance Holdings, Inc.

Constellation Insurance Holdings, Inc., owns 100% of the voting securities of Constellation Insurance, Inc., an Ohio intermediate holding company.

Constellation Insurance, Inc., owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%
Sunrise Captive Re, LLC (captive reinsurance company)	Ohio	100%
ON Foreign Holdings, LLC (holding company)	Delaware	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of ON Overseas Holdings B.V., a holding company organized under the laws of Netherlands, (2) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (3) 0.02% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Overseas Holdings B.V. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of the Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, LLC, a holding company organized under the laws of Delaware, (2) 99.98% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 7.90% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 92.1% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Item 30. Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant (a Maryland corporation), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he or she acted in good faith; (ii) in the case of conduct in his or her official capacity he or she reasonably believed that his or her conduct was in the best interests of the Registrant, and in all other cases he or she reasonably believed that his or her conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he or she had no reasonable cause to believe his or her conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant.

Under Article 11 of the Registrant’s By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article 11 of Registrant’s By-laws and Section 2-418 of the Maryland General Corporation Law.

The Registrant may maintain a standard and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Directors and officers, and could cover its adviser and its affiliates, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Business and Other Connections of Investment Adviser and Subadvisers

Information related to the Registrant’s investment adviser (Ohio National Investments, Inc.) and each of the subadvisers retained by the investment adviser for the management of the Registrant’s portfolios is contained in the registration statement currently on file with the Commission for each such entity on Form ADV and is incorporated herein by reference. The file numbers of the investment adviser and each subadviser are listed below:

Investment Adviser or Subadviser	File No.
Ohio National Investments, Inc.	801-51396
Federated Investment Management Company	801-34612
Geode Capital Management, LLC	801-61117
FIAM LLC	801-63658
BlackRock Investment Management, LLC	801-56972
AllianceBernstein L.P.	801-56720
Intech Investment Management LLC	801-60987

Item 32. Principal Underwriters

Not applicable.

Item 33. Location of Accounts and Records

The books and records required under Section 31(a) and Rules thereunder are maintained and in the possession of the following persons:

(a)	Journals and other records of original entry:

State Street Bank and Trust Company

(“State Street”)

1100 Main Street, Suite 400

Kansas City, Missouri 64105

(b)	General and auxiliary ledgers:

Fund Services and State Street

(c)	Securities records for portfolio securities:

Fund Services and State Street

(d)	Corporate charter (Articles of Incorporation), By-Laws and Minute Books:

Kimberly A. Plante, Secretary

Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

(e)	Records of brokerage orders:

The Adviser

(f)	Records of other portfolio transactions:

The Adviser

(g)	Records of options:

The Adviser

(h)	Records of trial balances:

Fund Services and The Adviser

(i)	Quarterly records of allocation of brokerage orders and commissions:

The Adviser

(j)	Records identifying persons or group authorizing portfolio transactions:

The Adviser

(k)	Files of advisory materials

The Adviser

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 26th day of July, 2023.

Ohio National Fund, Inc.

By:	/s/ Kimberly A. Plante

Kimberly A. Plante, Secretary

Signature	Title	Date

/s/ Thomas G. Mooney	Interim President (Principal Executive Officer)	July 26, 2023
Thomas G. Mooney

/s/ R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	July 26, 2023
R. Todd Brockman

*/s/ Christopher A. Carlson	Director	July 26, 2023
Christopher A. Carlson

*/s/ Geoffrey Keenan	Director	July 26, 2023
Geoffrey Keenan

*/s/ Madeleine W. Ludlow	Director	July 26, 2023
Madeleine W. Ludlow

*/s/ Lawrence L. Grypp	Director	July 26, 2023
Lawrence L. Grypp

*/s/ Julia W. Poston	Director	July 26, 2023
Julia W. Poston

*/s/ Kimberly A. Plante
Kimberly A. Plante, Attorney in fact pursuant to Powers of Attorney.

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(a)(3)	Supplementary Articles of Registrant
99(d)(1)(u)	Amendment to Investment Advisory Agreement with respect to the ON Fidelity Institutional AM® Equity Growth Portfolio (formerly, the ON Janus Henderson Forty Portfolio)
99(d)(6)	Sub-Advisory Agreement between Ohio National Investments, Inc. and FIAM LLC as to the ON Fidelity Institutional AM® Equity Growth Portfolio (formerly, the ON Janus Henderson Forty Portfolio)
99(i)(2)	Consent of Thompson Hine LLP
99(j)(2)	Consent of Independent Registered Public Accounting Firm
(24)	Powers of Attorney